Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP International Index Portfolio
March 31, 2023
VIIP-NPRT1-0523
1.9887327.104
Common Stocks - 95.8%
	Shares	Value ($)
Australia - 4.8%
AGL Energy Ltd.	9,442	50,934
Allkem Ltd. (a)	9,632	77,163
ALS Ltd.	8,081	67,105
Altium Ltd.	1,932	49,637
Alumina Ltd.	38,424	37,665
AMP Ltd.	48,353	34,114
Ampol Ltd.	3,925	80,023
Ansell Ltd.	1,978	35,242
ANZ Group Holdings Ltd.	48,329	744,756
APA Group unit	19,352	131,462
Aristocrat Leisure Ltd.	10,664	266,627
ASX Ltd.	3,162	138,087
Atlas Arteria Ltd. unit	19,600	82,751
Aurizon Holdings Ltd.	28,842	64,963
Bank of Queensland Ltd.	10,521	45,877
Bendigo & Adelaide Bank Ltd.	8,932	51,959
BHP Group Ltd.	81,831	2,586,999
BlueScope Steel Ltd.	7,566	102,409
Brambles Ltd.	22,520	203,046
carsales.com Ltd.	6,178	92,330
Challenger Ltd.	9,993	41,941
Charter Hall Group unit	7,923	58,857
Cleanaway Waste Management Ltd.	36,197	57,922
Cochlear Ltd.	1,069	170,185
Coles Group Ltd.	21,620	261,227
Commonwealth Bank of Australia	27,361	1,806,524
Computershare Ltd.	9,373	136,145
CSL Ltd.	7,793	1,509,274
DEXUS Property Group unit	17,152	86,718
Dominos Pizza Enterprises Ltd.	1,022	34,308
Downer EDI Ltd.	10,740	24,779
Endeavour Group Ltd.	21,773	98,921
Evolution Mining Ltd.	28,966	60,140
Fortescue Metals Group Ltd.	27,388	411,685
Goodman Group	27,637	350,709
Harvey Norman Holdings Ltd.	10,345	24,897
IDP Education Ltd.	3,349	61,717
IGO Ltd.	10,758	92,251
Iluka Resources Ltd.	6,660	47,532
Incitec Pivot Ltd.	32,136	67,718
Insurance Australia Group Ltd.	40,511	127,516
JB Hi-Fi Ltd.	1,722	49,145
Lendlease Group unit	11,129	54,161
Lynas Rare Earths Ltd. (a)	15,100	64,279
Macquarie Group Ltd.	5,883	696,545
Magellan Financial Group Ltd.	2,356	13,797
Magellan Financial Group Ltd. warrants 4/16/27 (a)	252	36
Medibank Private Ltd.	45,065	101,697
Metcash Ltd.	15,687	40,555
Mineral Resources Ltd.	2,724	147,251
Mirvac Group unit	64,662	90,567
National Australia Bank Ltd.	50,974	949,817
Newcrest Mining Ltd.	14,450	257,938
NEXTDC Ltd. (a)	7,258	51,363
Nine Entertainment Co. Holdings Ltd.	22,704	30,193
Northern Star Resources Ltd.	18,477	151,514
Orica Ltd.	7,337	75,794
Origin Energy Ltd.	27,316	152,125
Orora Ltd.	12,986	29,883
OZ Minerals Ltd.	5,358	100,906
Pilbara Minerals Ltd.	42,949	114,262
Qantas Airways Ltd. (a)	14,862	66,336
QBE Insurance Group Ltd.	24,017	235,139
Qube Holdings Ltd.	29,379	56,730
Ramsay Health Care Ltd.	2,962	132,352
REA Group Ltd.	809	75,434
Reece Ltd.	3,324	38,957
Reliance Worldwide Corp. Ltd.	13,684	34,037
Rio Tinto Ltd.	6,006	482,581
Santos Ltd.	53,748	247,370
Scentre Group	84,554	156,517
SEEK Ltd.	5,701	92,157
Sonic Healthcare Ltd.	7,776	182,293
South32 Ltd.	74,490	218,310
Steadfast Group Ltd.	17,065	67,023
Stockland Corp. Ltd.	38,832	103,984
Suncorp Group Ltd.	20,531	166,817
Tabcorp Holdings Ltd.	34,917	23,281
The GPT Group	31,435	89,834
The Star Entertainment Group Ltd. (a)	22,678	21,828
Transurban Group	49,370	471,404
Treasury Wine Estates Ltd.	11,550	101,395
Vicinity Centres unit	61,473	80,397
Washington H. Soul Pattinson & Co. Ltd.	4,037	81,817
Wesfarmers Ltd.	18,313	618,952
Westpac Banking Corp.	56,549	823,331
Whitehaven Coal Ltd.	14,984	67,457
WiseTech Global Ltd.	2,786	122,734
Woodside Energy Group Ltd.	30,655	684,838
Woolworths Group Ltd.	19,641	499,327
WorleyParsons Ltd.	5,818	56,352
TOTAL AUSTRALIA		19,744,927
Austria - 0.2%
Andritz AG	1,181	79,794
AT&S Austria Technologie & Systemtechnik AG (b)	355	10,915
BAWAG Group AG (c)	1,441	69,793
CA Immobilien Anlagen AG	741	19,930
Erste Group Bank AG	5,783	191,286
Immofinanz AG (a)(b)	485	6,801
Immofinanz AG (d)	1,102	0
Lenzing AG (b)	219	16,507
Mayr-Melnhof Karton AG (b)	128	21,239
Oesterreichische Post AG (b)	489	18,057
OMV AG	2,334	106,969
Raiffeisen International Bank-Holding AG (a)(b)	2,095	32,172
S IMMO AG	185	2,664
Verbund AG	514	44,595
Voestalpine AG	1,802	61,130
Wienerberger AG	1,754	50,675
TOTAL AUSTRIA		732,527
Bailiwick of Jersey - 0.5%
Experian PLC	15,663	515,747
Glencore PLC	195,593	1,125,485
Man Group PLC	22,756	66,081
WPP PLC	17,403	206,764
TOTAL BAILIWICK OF JERSEY		1,914,077
Belgium - 0.7%
Ackermans & Van Haaren SA	374	61,652
Aedifica SA	628	50,467
Ageas	2,844	122,941
Anheuser-Busch InBev SA NV	15,976	1,064,959
Cofinimmo SA	489	43,248
Colruyt NV	900	26,275
D'ieteren Group	364	70,622
Elia Group SA/NV	574	75,696
Euronav NV	2,284	38,022
Galapagos NV (a)	744	28,603
Groupe Bruxelles Lambert SA	1,664	141,662
KBC Group NV	5,459	374,754
Proximus	2,461	23,738
Sofina SA	254	56,856
Solvay SA Class A	1,183	135,160
UCB SA	2,055	183,730
Umicore SA	3,310	112,034
Warehouses de Pauw	2,542	75,316
TOTAL BELGIUM		2,685,735
Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	68,000	49,203
AutoStore Holdings Ltd. (a)(b)(c)	15,851	34,019
Beijing Enterprises Water Group Ltd.	72,000	17,977
China Gas Holdings Ltd.	49,600	69,883
China Resource Gas Group Ltd.	15,100	55,688
CK Infrastructure Holdings Ltd.	9,500	51,676
Credicorp Ltd. (United States)	1,082	143,246
Golar LNG Ltd. (a)	1,653	35,705
Hiscox Ltd.	5,836	79,840
Hongkong Land Holdings Ltd.	17,615	77,497
Jardine Matheson Holdings Ltd.	3,903	189,851
Kunlun Energy Co. Ltd.	62,000	48,495
Nine Dragons Paper (Holdings) Ltd.	25,000	18,726
Orient Overseas International Ltd.	2,000	38,268
TOTAL BERMUDA		910,074
Brazil - 1.0%
3R Petroleum Oleo e Gas SA (a)	3,000	17,443
Ambev SA	72,200	204,131
Armac Locacao Logistica e Servicos SA	1,500	3,406
Atacadao SA	8,100	19,801
B3 SA - Brasil Bolsa Balcao	99,200	202,571
Banco Bradesco SA	25,194	58,903
Banco BTG Pactual SA unit	18,500	71,723
Banco do Brasil SA	23,300	179,791
BB Seguridade Participacoes SA	11,200	71,839
BRF SA (a)	10,200	12,497
CCR SA	17,200	43,437
Centrais Eletricas Brasileiras SA (Electrobras)	20,286	133,200
Cogna Educacao (a)	22,500	8,301
Companhia Brasileira de Aluminio	3,000	4,487
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	5,700	56,916
Companhia Paranaense de Energia-COPEL unit	3,800	25,574
Companhia Siderurgica Nacional SA (CSN)	9,300	28,331
Compania de Saneamento do Parana	3,600	12,863
Cosan SA	18,200	54,186
Embraer SA (a)	10,700	43,890
Energisa SA unit	4,400	34,881
Eneva SA (a)	19,800	40,901
ENGIE Brasil Energia SA	4,450	35,268
Equatorial Energia SA	13,800	73,405
Hapvida Participacoes e Investimentos SA (a)(c)	71,900	37,167
Hypera SA	6,300	46,860
JBS SA	10,400	36,627
Klabin SA	13,600	48,540
Localiza Rent a Car SA	12,230	128,852
Localiza Rent a Car SA rights 5/11/23 (a)	54	140
Lojas Renner SA	15,497	50,663
Magazine Luiza SA	44,120	28,813
Marfrig Global Foods SA	4,700	6,157
Multiplan Empreendimentos Imobiliarios SA	4,800	23,335
Natura & Co. Holding SA	13,193	34,359
Petro Rio SA (a)	11,000	67,691
Petroleo Brasileiro SA - Petrobras (ON)	60,600	316,723
Raia Drogasil SA	17,200	82,972
Rede D'Oregon Sao Luiz SA (c)	13,999	58,665
Rumo SA	18,600	69,175
Sendas Distribuidora SA	15,100	46,297
Suzano Papel e Celulose SA	12,679	104,065
Telefonica Brasil SA	7,100	54,156
TIM SA	12,600	31,273
Totvs SA	7,100	39,447
Transmissora Alianca de Energia Eletrica SA	3,400	23,365
Ultrapar Participacoes SA	11,400	31,399
Vale SA	62,601	991,671
Via S/A (a)	23,051	8,550
Vibra Energia SA	20,100	57,146
Weg SA	23,900	191,211
YDUQS Participacoes SA	3,900	5,425
TOTAL BRAZIL		4,058,489
British Virgin Islands - 0.0%
Nomad Foods Ltd. (a)	2,509	47,019
VK Co. Ltd. GDR (Reg. S) (a)(d)	1,767	594
TOTAL BRITISH VIRGIN ISLANDS		47,613
Canada - 7.3%
Agnico Eagle Mines Ltd. (Canada)	7,364	375,420
Air Canada (a)	5,546	78,584
Algonquin Power & Utilities Corp. (b)	10,986	92,180
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	12,606	633,798
AltaGas Ltd.	4,660	77,684
ARC Resources Ltd.	10,172	115,381
ATCO Ltd. Class I (non-vtg.)	1,142	36,605
B2Gold Corp.	17,677	69,845
Ballard Power Systems, Inc. (a)	3,950	22,037
Bank of Montreal	11,361	1,011,940
Bank of Nova Scotia	19,243	969,198
Barrick Gold Corp. (Canada)	28,551	530,037
Bausch Health Cos., Inc. (Canada) (a)	4,457	36,111
BCE, Inc.	4,843	216,941
BlackBerry Ltd. (a)	8,120	37,250
Brookfield Asset Management Ltd. Class A	5,830	190,969
Brookfield Corp. (Canada) Class A	23,102	752,631
Brookfield Renewable Corp.	2,115	73,958
CAE, Inc. (a)	5,096	115,230
Cameco Corp.	7,015	183,693
Canadian Imperial Bank of Commerce	14,624	620,127
Canadian National Railway Co.	9,816	1,158,237
Canadian Natural Resources Ltd.	17,888	989,895
Canadian Pacific Railway Ltd.	15,019	1,156,513
Canadian Tire Ltd. Class A (non-vtg.)	880	114,840
Canadian Utilities Ltd. Class A (non-vtg.)	1,874	52,220
CCL Industries, Inc. Class B	2,329	115,700
Cenovus Energy, Inc. (Canada)	22,343	389,825
CGI, Inc. Class A (sub. vtg.) (a)	3,398	327,480
CI Financial Corp.	2,528	23,905
Constellation Software, Inc.	318	597,861
Descartes Systems Group, Inc. (Canada) (a)	1,372	110,735
Dollarama, Inc.	4,646	277,660
Element Fleet Management Corp.	6,311	82,886
Emera, Inc.	4,370	179,521
Empire Co. Ltd. Class A (non-vtg.)	2,592	69,484
Enbridge, Inc.	32,647	1,244,765
Fairfax Financial Holdings Ltd. (sub. vtg.)	370	246,073
Finning International, Inc.	2,421	60,350
First Quantum Minerals Ltd.	9,094	209,064
FirstService Corp.	629	88,628
Fortis, Inc.	7,752	329,525
Franco-Nevada Corp.	3,097	451,729
George Weston Ltd.	1,069	141,663
GFL Environmental, Inc.	2,705	93,269
Gibson Energy, Inc.	2,305	36,839
Gildan Activewear, Inc.	2,881	95,714
Great-West Lifeco, Inc.	4,341	115,053
Hydro One Ltd. (c)	5,204	148,169
iA Financial Corp., Inc.	1,718	108,889
Imperial Oil Ltd.	2,783	141,528
Intact Financial Corp.	2,826	404,443
Ivanhoe Mines Ltd. (a)	9,363	84,589
Keyera Corp.	3,454	75,623
Kinross Gold Corp.	20,074	94,466
Lightspeed Commerce, Inc. (Canada) (a)	2,228	33,877
Loblaw Companies Ltd.	2,469	225,014
Lundin Mining Corp.	11,153	75,756
Magna International, Inc. Class A (sub. vtg.)	4,307	230,695
Manulife Financial Corp.	30,444	558,647
MEG Energy Corp. (a)	4,375	70,278
Methanex Corp.	1,096	51,001
Metro, Inc.	3,824	210,341
National Bank of Canada	5,428	388,254
Northland Power, Inc.	3,930	98,519
Nutrien Ltd.	8,408	620,942
Nuvei Corp. (Canada) (a)(c)	1,015	44,220
Onex Corp. (sub. vtg.)	1,141	53,340
Open Text Corp.	4,389	169,292
Pan American Silver Corp.	3,467	63,099
Parkland Corp.	2,916	69,906
Pembina Pipeline Corp.	8,928	289,210
Power Corp. of Canada (sub. vtg.) (b)	9,089	232,286
Quebecor, Inc. Class B (sub. vtg.)	2,553	63,112
Restaurant Brands International, Inc.	4,936	331,368
RioCan (REIT)	2,335	35,228
Ritchie Bros. Auctioneers, Inc.	1,804	101,499
Rogers Communications, Inc. Class B (non-vtg.)	5,674	262,981
Royal Bank of Canada	22,466	2,148,524
Saputo, Inc.	3,907	101,093
Shaw Communications, Inc. Class B	7,234	216,458
Shopify, Inc. Class A (a)	19,228	921,920
SNC-Lavalin Group, Inc.	2,827	69,488
SSR Mining, Inc.	3,349	50,650
Stantec, Inc.	1,770	103,476
Sun Life Financial, Inc.	9,461	442,003
Suncor Energy, Inc.	21,802	676,886
TC Energy Corp.	16,346	635,819
Teck Resources Ltd. Class B (sub. vtg.)	7,273	265,573
TELUS Corp.	7,650	151,868
TFI International, Inc. (Canada)	1,280	152,738
The Toronto-Dominion Bank	29,308	1,755,444
Thomson Reuters Corp.	2,545	331,123
TMX Group Ltd.	904	91,303
Toromont Industries Ltd.	1,339	109,904
Tourmaline Oil Corp.	5,142	214,279
TransAlta Corp.	3,399	29,727
Tricon Residential, Inc.	4,297	33,320
Waste Connections, Inc. (Canada)	4,148	577,313
West Fraser Timber Co. Ltd.	965	68,832
Wheaton Precious Metals Corp.	7,300	351,578
Whitecap Resources, Inc.	9,732	75,249
WSP Global, Inc.	2,009	263,154
Yamana Gold, Inc.	15,459	90,135
TOTAL CANADA		30,263,482
Cayman Islands - 5.0%
AAC Technology Holdings, Inc.	11,500	28,362
Airtac International Group	2,092	81,582
Alchip Technologies Ltd.	1,000	40,835
Alibaba Group Holding Ltd. sponsored ADR (a)	31,232	3,191,286
Anta Sports Products Ltd.	17,600	255,596
ASMPT Ltd.	4,800	47,511
Autohome, Inc. ADR Class A	920	30,792
Baidu, Inc. sponsored ADR (a)	4,455	672,349
BeiGene Ltd. ADR (a)	1,058	228,031
Bilibili, Inc. ADR (a)(b)	3,682	86,527
BizLink Holding, Inc.	2,000	18,338
Chailease Holding Co. Ltd.	24,407	178,984
China Conch Environment Protection Holdings Ltd.	23,000	7,178
China Conch Venture Holdings Ltd.	25,000	43,631
China Feihe Ltd. (c)	49,000	36,766
China Hongqiao Group Ltd.	31,000	29,697
China Literature Ltd. (a)(c)	6,200	31,988
China Medical System Holdings Ltd.	19,000	30,013
China Meidong Auto Holding Ltd.	8,000	17,264
China Mengniu Dairy Co. Ltd.	49,000	200,996
China Resources Cement Holdings Ltd.	34,000	16,675
China Resources Land Ltd.	46,000	209,786
China Resources Mixc Lifestyle Services Ltd. (c)	9,645	50,683
China State Construction International Holdings Ltd.	28,000	31,674
ChinaSoft International Ltd.	42,000	26,591
Chow Tai Fook Jewellery Group Ltd.	36,200	71,848
CIFI Holdings Group Co. Ltd.	66,004	6,390
CK Asset Holdings Ltd.	31,134	188,988
CK Hutchison Holdings Ltd.	43,000	266,026
Country Garden Holdings Co. Ltd.	181,129	50,994
Country Garden Services Holdings Co. Ltd.	30,000	51,899
Daqo New Energy Corp. ADR (a)	948	44,404
ENN Energy Holdings Ltd.	12,300	168,598
ESR Group Ltd. (c)	40,400	72,464
Futu Holdings Ltd. ADR (a)	1,017	52,731
GDS Holdings Ltd. ADR (a)(b)	1,820	33,961
Geely Automobile Holdings Ltd.	78,000	100,358
General Interface Solution Holding Ltd.	3,000	8,079
Genscript Biotech Corp. (a)	18,000	38,523
H World Group Ltd. ADR	2,260	110,695
Hansoh Pharmaceutical Group Co. Ltd. (c)	18,000	31,277
Hengan International Group Co. Ltd.	11,000	50,867
Himax Technologies, Inc. sponsored ADR (b)	1,882	15,301
Innovent Biologics, Inc. (a)(c)	18,500	82,839
iQIYI, Inc. ADR (a)(b)	5,387	39,217
JD Health International, Inc. (a)(c)	17,100	127,217
JD.com, Inc. sponsored ADR	19,177	841,679
JinkoSolar Holdings Co. Ltd. ADR (a)(b)	622	31,734
JOYY, Inc. ADR	677	21,109
KE Holdings, Inc. ADR (a)	10,969	206,656
Kingboard Chemical Holdings Ltd.	10,000	30,701
Kingdee International Software Group Co. Ltd. (a)	44,000	71,298
Kingsoft Corp. Ltd.	15,600	76,809
Kuaishou Technology Class B (a)(c)	31,500	242,573
Li Ning Co. Ltd.	38,000	299,647
Longfor Properties Co. Ltd. (c)	28,000	79,007
Lufax Holding Ltd. ADR	10,771	21,973
Meituan Class B (a)(c)	76,730	1,392,052
Microport Scientific Corp. (a)	11,400	26,808
Minth Group Ltd.	12,000	36,230
NetEase, Inc. ADR	5,921	523,653
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	2,441	94,247
NIO, Inc. sponsored ADR (a)(b)	22,993	241,656
PagSeguro Digital Ltd. (a)	3,048	26,121
Parade Technologies Ltd.	1,000	34,523
Pdd Holdings, Inc. ADR (a)	8,784	666,706
Ping An Healthcare and Technology Co. Ltd. (a)(c)	8,000	20,240
Polaris Group (a)	5,341	17,022
Pop Mart International Group Ltd. (c)	11,800	32,169
Sands China Ltd. (a)	39,600	137,719
Sea Ltd. ADR (a)	5,839	505,365
Shenzhou International Group Holdings Ltd.	13,000	136,460
Silicon Motion Tech Corp. sponsored ADR	578	37,871
Sino Biopharmaceutical Ltd.	160,250	89,823
SITC International Holdings Co. Ltd.	20,000	42,956
Smoore International Holdings Ltd. (b)(c)	26,000	33,386
StoneCo Ltd. Class A (a)	3,957	37,750
Sunac China Holdings Ltd. (a)(d)	43,000	8,217
Sunny Optical Technology Group Co. Ltd.	11,600	140,310
TAL Education Group ADR (a)	7,858	50,370
Tencent Holdings Ltd.	97,500	4,764,759
Tencent Music Entertainment Group ADR (a)	10,106	83,678
Tingyi (Cayman Islands) Holding Corp.	30,000	49,988
Tongcheng Travel Holdings Ltd. (a)	16,400	35,684
Topsports International Holdings Ltd. (c)	43,000	39,330
Trip.com Group Ltd. ADR (a)	8,610	324,339
Vipshop Holdings Ltd. ADR (a)	5,881	89,274
Want Want China Holdings Ltd.	78,000	50,179
Weibo Corp. sponsored ADR (a)	1,233	24,734
WH Group Ltd. (c)	128,500	76,605
Wharf Real Estate Investment Co. Ltd.	25,000	143,632
Wisdom Marine Lines Co. Ltd.	7,000	14,785
Wuxi Biologics (Cayman), Inc. (a)(c)	57,500	355,992
Xiaomi Corp. Class B (a)(c)	233,000	359,151
Xinyi Glass Holdings Ltd.	42,000	75,226
Xinyi Solar Holdings Ltd.	75,236	90,189
XP, Inc. Class A (a)	4,130	49,023
XPeng, Inc. ADR (a)(b)	8,597	95,513
Zai Lab Ltd. ADR (a)	1,250	41,575
Zhen Ding Technology Holding Ltd.	10,000	37,518
Zhongsheng Group Holdings Ltd. Class H	9,000	44,370
ZTO Express, Inc. sponsored ADR	6,728	192,824
TOTAL CAYMAN ISLANDS		20,499,019
Chile - 0.1%
Banco de Chile	701,697	68,149
Banco de Credito e Inversiones	974	28,551
Banco Santander Chile	969,594	42,997
CAP SA	883	7,342
Cencosud SA	21,095	40,763
Compania Cervecerias Unidas SA	2,261	17,408
Compania Sud Americana de Vapores SA	225,704	22,443
Empresas CMPC SA	17,702	29,583
Empresas COPEC SA	5,772	40,736
Enel Americas SA	299,199	39,409
Enel Chile SA	360,580	19,669
Falabella SA	11,590	26,653
Parque Arauco SA	10,418	14,810
Quinenco SA	4,704	18,197
TOTAL CHILE		416,710
China - 1.7%
Agricultural Bank of China Ltd. (H Shares)	500,000	185,353
Aluminum Corp. of China Ltd. (H Shares)	60,000	30,421
Anhui Conch Cement Co. Ltd. (H Shares)	18,500	64,103
Bank of China Ltd. (H Shares)	1,254,000	480,839
Bank of Communications Co. Ltd. (H Shares)	344,000	216,482
BYD Co. Ltd. (H Shares)	14,293	420,445
CGN Power Co. Ltd. (H Shares) (c)	173,000	41,432
China CITIC Bank Corp. Ltd. (H Shares)	146,000	73,466
China Coal Energy Co. Ltd. (H Shares)	33,000	25,013
China Construction Bank Corp. (H Shares)	1,592,000	1,030,334
China Galaxy Securities Co. Ltd. (H Shares)	53,500	26,921
China International Capital Corp. Ltd. (H Shares) (c)	23,200	46,519
China Life Insurance Co. Ltd. (H Shares)	120,000	197,200
China Longyuan Power Grid Corp. Ltd. (H Shares)	55,000	62,848
China Merchants Bank Co. Ltd. (H Shares)	53,500	273,296
China Minsheng Banking Corp. Ltd. (H Shares)	103,800	35,570
China National Building Materials Co. Ltd. (H Shares)	74,000	60,709
China Pacific Insurance (Group) Co. Ltd. (H Shares)	37,200	98,806
China Petroleum & Chemical Corp. (H Shares)	410,000	242,347
China Railway Group Ltd. (H Shares)	69,000	42,104
China Shenhua Energy Co. Ltd. (H Shares)	54,500	171,486
China Tower Corp. Ltd. (H Shares) (c)	758,000	91,734
China Vanke Co. Ltd. (H Shares)	29,700	46,840
CITIC Securities Co. Ltd. (H Shares)	21,675	46,277
Cmoc Group Ltd. (H Shares)	57,000	34,491
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	52,500	59,055
Dongfeng Motor Group Co. Ltd. (H Shares)	38,000	17,814
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)	9,600	41,825
GF Securities Co. Ltd. (H Shares)	16,800	23,799
Great Wall Motor Co. Ltd. (H Shares)	48,500	59,869
Guangzhou Automobile Group Co. Ltd. (H Shares)	44,800	28,250
Haier Smart Home Co. Ltd.	37,000	115,857
Haitong Securities Co. Ltd. (H Shares)	42,400	26,467
Huatai Securities Co. Ltd. (H Shares) (c)	24,200	27,653
Industrial & Commercial Bank of China Ltd. (H Shares)	1,147,000	609,561
New China Life Insurance Co. Ltd. (H Shares)	13,700	32,566
Nongfu Spring Co. Ltd. (H Shares) (c)	28,800	165,648
People's Insurance Co. of China Group Ltd. (H Shares)	128,000	42,722
PetroChina Co. Ltd. (H Shares)	340,000	201,404
PICC Property & Casualty Co. Ltd. (H Shares)	112,000	114,284
Ping An Insurance Group Co. of China Ltd. (H Shares)	100,000	646,921
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	127,000	75,392
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	38,400	61,343
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	7,000	19,886
Sinopharm Group Co. Ltd. (H Shares)	21,600	65,351
Tsingtao Brewery Co. Ltd. (H Shares)	8,000	87,339
Weichai Power Co. Ltd. (H Shares)	33,000	52,969
WuXi AppTec Co. Ltd. (H Shares) (c)	6,552	68,609
Yankuang Energy Group Co. Ltd. (H Shares)	24,000	85,912
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	9,500	29,953
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	8,400	36,543
Zijin Mining Group Co. Ltd. (H Shares)	94,000	157,108
TOTAL CHINA		6,999,136
Colombia - 0.0%
Bancolombia SA	4,601	34,569
Grupo Argos SA	5,443	10,624
Grupo de Inversiones Suramerica SA	1,352	11,743
Grupo Nutresa SA	1,749	18,778
Interconexion Electrica SA ESP	6,953	22,619
TOTAL COLOMBIA		98,333
Czech Republic - 0.0%
CEZ A/S	2,620	127,247
Komercni Banka A/S	1,174	38,926
MONETA Money Bank A/S (c)	5,616	22,578
TOTAL CZECH REPUBLIC		188,751
Denmark - 1.9%
A.P. Moller - Maersk A/S:
Series A	50	88,509
Series B	88	159,427
Ascendis Pharma A/S sponsored ADR (a)	799	85,669
Carlsberg A/S Series B	1,584	245,784
Chr. Hansen Holding A/S	1,643	124,612
Coloplast A/S Series B	1,917	251,661
Danske Bank A/S	11,011	221,203
Demant A/S (a)	1,530	53,499
DSV A/S	3,095	597,657
Genmab A/S (a)	1,065	402,576
GN Store Nord A/S	2,167	48,549
Novo Nordisk A/S Series B	26,449	4,200,667
Novozymes A/S Series B	3,392	173,270
ORSTED A/S (c)	3,064	260,219
Pandora A/S	1,565	149,316
SimCorp A/S	674	50,903
Tryg A/S	5,908	128,922
Vestas Wind Systems A/S	16,331	475,957
TOTAL DENMARK		7,718,400
Egypt - 0.0%
Commercial International Bank SAE	37,980	62,901
E-Finance for Digital & Financial Investments	5,407	3,046
EFG-Hermes Holding SAE	17,379	9,451
TOTAL EGYPT		75,398
Finland - 0.8%
Elisa Corp. (A Shares)	2,404	144,853
Fortum Corp.	7,061	108,088
Huhtamaki Oyj	1,509	55,969
Kesko Oyj	4,458	95,751
Kojamo OYJ	2,774	32,641
Kone OYJ (B Shares)	6,520	339,405
Metso Outotec Oyj	11,216	122,124
Neste OYJ	6,945	342,172
Nokia Corp.	87,475	429,405
Nordea Bank ABP	53,326	568,454
Orion Oyj (B Shares)	1,745	77,950
Sampo Oyj (A Shares)	7,994	376,950
Stora Enso Oyj (R Shares)	9,764	126,857
UPM-Kymmene Corp.	8,637	289,903
Valmet Corp.	2,652	85,823
Wartsila Corp.	8,033	75,688
TOTAL FINLAND		3,272,033
France - 6.8%
Accor SA	2,747	89,284
Air Liquide SA	8,446	1,413,765
Alstom SA	5,051	137,520
Arkema SA	1,038	102,215
AXA SA	32,050	978,089
BNP Paribas SA	18,352	1,095,937
Bouygues SA	3,407	114,874
Bureau Veritas SA	4,710	135,209
Capgemini SA	2,537	469,798
Carrefour SA	9,499	192,047
Compagnie de St. Gobain	8,343	474,246
Compagnie Generale des Etablissements Michelin SCA Series B	11,514	351,963
Credit Agricole SA	22,109	249,416
Danone SA	10,229	636,485
Dassault Systemes SA	11,198	461,929
Edenred SA	4,027	238,192
Eiffage SA	1,253	135,535
Engie SA	29,857	472,478
EssilorLuxottica SA	4,911	884,113
Gecina SA	874	90,567
Getlink SE	6,421	105,777
Hermes International SCA	562	1,136,088
Kering SA	1,170	763,341
Klepierre SA	3,158	71,408
L'Oreal SA	4,070	1,818,650
Legrand SA	4,320	394,728
LVMH Moet Hennessy Louis Vuitton SE	4,226	3,879,082
Orange SA	30,476	362,060
Pernod Ricard SA	3,288	744,190
Publicis Groupe SA	3,816	297,876
Renault SA	3,291	134,198
Safran SA	5,658	837,591
Sanofi SA	18,621	2,019,982
Sartorius Stedim Biotech	393	120,191
Schneider Electric SA	9,231	1,542,721
SCOR SE	2,708	61,497
Societe Generale Series A	12,809	288,604
Sodexo SA	1,337	130,585
Teleperformance	956	229,855
Thales SA	1,727	255,374
TotalEnergies SE	39,738	2,343,101
Veolia Environnement SA	10,638	327,648
VINCI SA	8,680	995,191
Vivendi SA	12,844	129,543
Worldline SA (a)(c)	4,066	172,459
TOTAL FRANCE		27,885,402
Germany - 4.9%
adidas AG	2,889	512,140
Allianz SE	6,591	1,521,441
BASF AG	14,842	779,185
Bayer AG	15,876	1,014,184
Bayerische Motoren Werke AG (BMW)	5,136	562,235
Beiersdorf AG	1,591	206,969
BioNTech SE ADR	1,494	186,108
Brenntag SE	2,504	187,919
Carl Zeiss Meditec AG	598	83,012
Commerzbank AG	17,084	179,755
Continental AG	1,731	129,703
Covestro AG (c)	3,078	127,470
Daimler Truck Holding AG	8,383	282,832
Delivery Hero AG (a)(c)	3,177	108,084
Deutsche Bank AG	33,494	339,850
Deutsche Borse AG	3,066	596,981
Deutsche Post AG	15,994	749,089
Deutsche Telekom AG	56,272	1,363,600
E.ON SE	36,150	450,854
Evonik Industries AG	3,388	71,134
Fresenius Medical Care AG & Co. KGaA	3,238	137,434
Fresenius SE & Co. KGaA	6,669	179,728
GEA Group AG	2,618	119,105
Hannover Reuck SE	978	191,287
HeidelbergCement AG	2,307	168,281
HelloFresh AG (a)	2,708	64,346
Henkel AG & Co. KGaA	1,564	113,643
Infineon Technologies AG	21,106	866,722
K+S AG	3,176	67,492
KION Group AG	1,187	45,841
Knorr-Bremse AG	1,098	72,971
Lanxess AG	1,360	55,796
LEG Immobilien AG	1,193	65,311
Mercedes-Benz Group AG (Germany)	12,607	969,513
Merck KGaA	2,091	389,022
MTU Aero Engines AG	869	217,324
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,258	789,738
Nemetschek SE	867	59,500
Puma AG	1,680	103,597
Rheinmetall AG	705	209,187
RWE AG	10,931	469,919
SAP SE	17,652	2,228,928
Scout24 AG (c)	1,254	74,390
Siemens AG	12,081	1,957,169
Siemens Energy AG	6,374	139,911
Siemens Healthineers AG (c)	4,554	261,856
Symrise AG	2,148	233,417
Thyssenkrupp AG	6,910	49,580
United Internet AG	1,666	28,674
Vonovia SE	12,916	243,270
Zalando SE (a)(c)	3,652	152,641
TOTAL GERMANY		20,178,138
Greece - 0.1%
Alpha Bank SA (a)	31,083	37,923
Eurobank Ergasias Services and Holdings SA (a)	40,245	53,117
Hellenic Telecommunications Organization SA	3,136	45,879
Jumbo SA	1,719	36,353
Motor Oil (HELLAS) Corinth Refineries SA	1,085	27,864
Mytilineos SA	1,618	45,974
National Bank of Greece SA (a)	8,626	41,816
OPAP SA	2,981	47,815
Public Power Corp. of Greece (a)	3,354	29,027
Terna Energy SA	834	17,782
TOTAL GREECE		383,550
Hong Kong - 1.6%
AIA Group Ltd.	191,000	2,003,085
Bank of East Asia Ltd.	15,244	19,381
BOC Hong Kong (Holdings) Ltd.	58,000	180,652
China Everbright International Ltd.	55,000	23,612
China Evergrande New Energy Vehicle Group Ltd. (a)(d)	50,000	15,287
China Jinmao Holdings Group Ltd.	82,000	15,982
China Merchants Holdings International Co. Ltd.	21,084	32,338
China Overseas Land and Investment Ltd.	60,500	146,127
China Power International Development Ltd.	78,000	31,002
China Resources Beer Holdings Co. Ltd.	26,000	208,665
China Resources Power Holdings Co. Ltd.	28,000	59,639
China Taiping Insurance Group Ltd.	23,200	24,648
CITIC Pacific Ltd.	104,000	121,622
CLP Holdings Ltd.	27,000	195,106
CSPC Pharmaceutical Group Ltd.	136,400	133,715
Far East Horizon Ltd.	27,000	24,283
Fosun International Ltd.	34,000	24,948
Galaxy Entertainment Group Ltd.	33,000	220,493
Ganfeng Lithium Group Co. Ltd. (H Shares) (c)	6,280	39,041
Guangdong Investment Ltd.	44,000	45,009
Hang Lung Properties Ltd.	30,000	56,103
Hang Seng Bank Ltd.	11,800	167,908
Henderson Land Development Co. Ltd.	20,610	71,306
Hong Kong & China Gas Co. Ltd.	176,403	155,307
Hong Kong Exchanges and Clearing Ltd.	19,243	853,567
Hua Hong Semiconductor Ltd. (a)(c)	9,000	39,841
Hysan Development Co. Ltd.	9,000	25,567
Lenovo Group Ltd.	120,000	129,938
Link (REIT)	40,744	262,114
MTR Corp. Ltd.	25,348	122,221
New World Development Co. Ltd.	22,250	59,665
Power Assets Holdings Ltd.	22,500	120,670
Sino Land Ltd.	51,773	70,043
Sun Hung Kai Properties Ltd.	24,500	343,316
Swire Pacific Ltd. (A Shares)	7,000	53,771
Swire Properties Ltd.	16,400	42,202
Techtronic Industries Co. Ltd.	29,500	318,867
Wharf Holdings Ltd.	19,000	43,471
TOTAL HONG KONG		6,500,512
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	8,465	61,951
OTP Bank PLC	3,603	102,656
Richter Gedeon PLC	2,023	42,297
TOTAL HUNGARY		206,904
India - 2.8%
Adani Enterprises Ltd.	4,365	93,425
Adani Ports & Special Economic Zone Ltd.	11,952	92,328
Apollo Hospitals Enterprise Ltd.	1,636	86,057
Asian Paints Ltd.	7,272	245,058
Avenue Supermarts Ltd. (a)(c)	2,415	100,234
Axis Bank Ltd.	36,701	384,590
Bajaj Finance Ltd.	4,301	295,175
Bajaj Finserv Ltd.	6,234	96,475
Bharat Petroleum Corp. Ltd.	14,987	62,922
Bharti Airtel Ltd.	39,547	360,726
Cipla Ltd./India	8,682	95,311
Coal India Ltd.	34,399	89,690
HCL Technologies Ltd.	17,095	226,994
HDFC Standard Life Insurance Co. Ltd. (c)	15,010	91,298
Hindalco Industries Ltd.	23,287	115,484
Hindustan Unilever Ltd.	14,389	449,454
Housing Development Finance Corp. Ltd.	29,346	941,270
ICICI Bank Ltd.	83,267	890,018
Info Edge India Ltd.	1,217	55,366
Infosys Ltd.	59,156	1,034,453
ITC Ltd.	48,019	224,723
JSW Steel Ltd. (a)	15,516	130,310
Kotak Mahindra Bank Ltd.	17,603	372,151
Larsen & Toubro Ltd.	11,101	293,088
Mahindra & Mahindra Ltd.	15,456	218,462
Maruti Suzuki India Ltd.	2,141	216,562
NTPC Ltd.	77,446	165,378
Oil & Natural Gas Corp. Ltd.	62,575	115,346
Power Grid Corp. of India Ltd.	55,669	153,294
Reliance Industries Ltd.	55,700	1,584,144
SRF Ltd.	2,357	69,380
State Bank of India	28,943	185,059
Sun Pharmaceutical Industries Ltd.	17,403	208,572
Tata Consultancy Services Ltd.	16,547	648,745
Tata Consumer Products Ltd.	9,744	84,222
Tata Motors Ltd. (a)	28,709	147,943
Tata Power Co. Ltd./The	27,415	63,724
Tata Steel Ltd.	131,139	167,562
Tech Mahindra Ltd.	10,086	135,995
Titan Co. Ltd.	6,756	207,550
Ultratech Cement Ltd.	1,874	174,176
Vedanta Ltd.	18,535	62,104
Wipro Ltd.	23,700	105,757
TOTAL INDIA		11,540,575
Indonesia - 0.5%
Indofood Sukses Makmur Tbk PT	76,300	31,589
PT Adaro Energy Indonesia Tbk	231,600	44,895
PT Aneka Tambang Tbk	136,500	19,054
PT Astra International Tbk	323,200	129,503
PT Bank Central Asia Tbk	895,100	523,673
PT Bank Jago Tbk (a)	54,200	8,784
PT Bank Mandiri (Persero) Tbk	361,400	248,877
PT Bank Negara Indonesia (Persero) Tbk	123,300	77,154
PT Bank Rakyat Indonesia (Persero) Tbk	1,148,651	363,953
PT Barito Pacific Tbk	429,040	23,656
PT Bukalapak.com Tbk (a)	837,300	13,928
PT Bukit Asam Tbk	62,400	16,620
PT Bumi Resources Minerals Tbk (a)	1,259,300	14,294
PT Bumi Serpong Damai Tbk (a)	156,400	10,236
PT Charoen Pokphand Indonesia Tbk	122,000	40,647
PT Ciputra Development Tbk	131,600	8,729
PT Elang Mahkota Teknologi Tbk	646,400	34,167
PT Gudang Garam Tbk	7,000	12,144
PT Indah Kiat Pulp & Paper Tbk	40,300	20,198
PT Indocement Tunggal Prakarsa Tbk	31,200	21,916
PT Indofood CBP Sukses Makmur Tbk	36,000	23,971
PT Kalbe Farma Tbk	309,900	43,433
PT Merdeka Copper Gold Tbk (a)	229,488	64,267
PT Mitra Keluarga Karyasehat Tbk	86,600	16,909
PT Pabrik Kertas Tjiwi Kimia Tbk	16,700	7,500
PT Perusahaan Gas Negara Tbk Series B	166,000	15,324
PT Sarana Menara Nusantara Tbk	310,200	19,189
PT Semen Indonesia (Persero) Tbk	52,391	22,057
PT Sumber Alfaria Trijaya Tbk	308,200	59,298
PT Telkom Indonesia Persero Tbk	769,300	208,898
PT Tower Bersama Infrastructure Tbk	60,640	8,746
PT United Tractors Tbk	25,000	48,585
PT Vale Indonesia Tbk (a)	31,000	13,775
TOTAL INDONESIA		2,215,969
Ireland - 0.6%
Bank of Ireland Group PLC	16,335	165,178
CRH PLC	12,332	623,016
DCC PLC (United Kingdom)	1,632	94,984
Flutter Entertainment PLC (a)	295	53,240
Flutter Entertainment PLC (Ireland) (a)	2,167	393,996
Glanbia PLC	3,064	44,394
Grafton Group PLC unit	3,729	40,738
ICON PLC (a)	1,316	281,084
James Hardie Industries PLC CDI	7,253	156,112
Kerry Group PLC Class A	2,500	249,001
Kingspan Group PLC (Ireland)	2,506	171,327
Ryanair Holdings PLC sponsored ADR (a)	1,678	158,219
Smurfit Kappa Group PLC	4,109	148,526
TOTAL IRELAND		2,579,815
Isle of Man - 0.0%
Entain PLC	9,610	148,957
Israel - 0.6%
Airport City Ltd. (a)	950	12,551
Alony Hetz Properties & Investments Ltd.	2,450	19,110
Amot Investments Ltd.	3,297	16,714
Ashtrom Group Ltd.	745	11,187
Azrieli Group	577	33,021
Bank Hapoalim BM (Reg.)	20,040	165,788
Bank Leumi le-Israel BM	25,126	188,649
Bezeq The Israel Telecommunication Corp. Ltd.	32,064	43,565
Big Shopping Centers Ltd. (a)	184	15,196
Check Point Software Technologies Ltd. (a)	1,648	214,240
Clal Insurance Enterprises Holdings Ltd. (a)	940	12,740
CyberArk Software Ltd. (a)	664	98,259
Danel Adir Yeoshua Ltd.	102	7,460
Delek Group Ltd.	138	15,231
Elbit Systems Ltd. (Israel)	408	69,095
Electra Israel Ltd.	32	13,559
Enlight Renewable Energy Ltd. (a)	1,581	26,383
First International Bank of Israel	815	28,669
Formula Systems (1985) Ltd.	143	9,444
Fox Wizel Ltd.	123	10,449
Global-e Online Ltd. (a)	1,410	45,444
Harel Insurance Investments and Financial Services Ltd.	1,701	14,285
Hilan Ltd.	244	10,123
Icl Group Ltd.	11,881	79,722
InMode Ltd. (a)	1,100	35,156
Isracard Ltd.	3,730	15,559
Israel Corp. Ltd. (Class A)	77	25,221
Israel Discount Bank Ltd. (Class A)	19,835	96,800
Kornit Digital Ltd. (a)	800	15,488
Melisron Ltd.	357	22,337
Mivne Real Estate KD Ltd.	10,000	27,585
Mizrahi Tefahot Bank Ltd.	2,408	75,131
Nano Dimension Ltd. ADR (a)(b)	3,672	10,612
NICE Ltd. (a)	1,031	230,850
Nova Ltd. (a)	451	46,629
OPC Energy Ltd. (a)	1,356	10,083
Partner Communications Co. Ltd. (a)	2,208	10,229
Paz Oil Co. Ltd. (a)	160	15,644
Perion Network Ltd. (a)	698	27,627
Plus500 Ltd.	1,646	34,356
Radware Ltd. (a)	590	12,709
Reit 1 Ltd.	3,079	13,442
Shapir Engineering and Industry Ltd.	2,093	14,754
Shikun & Binui Ltd. (a)	3,674	6,855
Shufersal Ltd.	4,139	20,038
Stratasys Ltd. (a)	896	14,811
Strauss Group Ltd.	873	19,678
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	18,093	160,123
The Phoenix Holdings Ltd.	2,698	26,709
Tower Semiconductor Ltd. (a)	1,768	75,221
Wix.com Ltd. (a)	935	93,313
ZIM Integrated Shipping Services Ltd. (b)	1,372	32,352
TOTAL ISRAEL		2,350,196
Italy - 1.3%
A2A SpA	25,946	41,364
Amplifon SpA	1,537	53,240
Assicurazioni Generali SpA	19,371	386,124
Azimut Holding SpA	1,886	40,294
Banco BPM SpA	24,889	97,307
DiaSorin SpA	413	43,473
Enel SpA	124,689	760,472
Eni SpA	40,318	562,290
FinecoBank SpA	9,928	152,244
Hera SpA	12,310	34,737
Infrastrutture Wireless Italiane SpA (c)	5,591	73,489
Interpump Group SpA	1,377	77,132
Intesa Sanpaolo SpA	275,989	708,310
Italgas SpA	7,711	47,040
Leonardo SpA	6,392	75,006
Mediobanca SpA	10,180	102,321
Moncler SpA	3,365	231,879
Nexi SpA (a)(c)	13,635	110,697
Pirelli & C. SpA (c)	6,103	30,592
Poste Italiane SpA (c)	7,310	74,615
Prada SpA	8,300	58,841
Prysmian SpA	4,355	182,780
Recordati SpA	1,664	70,308
Reply SpA	369	46,221
Snam SpA	33,380	176,985
Telecom Italia SpA (a)	171,485	56,574
Telecom Italia SpA (Risparmio Shares) (a)	93,781	30,166
Terna - Rete Elettrica Nazionale	22,817	187,221
UniCredit SpA	32,660	615,571
Unipol Gruppo SpA	6,349	32,644
TOTAL ITALY		5,159,937
Japan - 15.8%
Activia Properties, Inc.	12	34,237
Adeka Corp.	1,700	29,108
Advance Residence Investment Corp.	22	52,527
Advantest Corp.	2,900	268,848
AEON Co. Ltd.	14,100	273,551
AGC, Inc.	3,700	137,940
Aica Kogyo Co. Ltd.	1,200	27,575
Ain Holdings, Inc.	500	20,963
Air Water, Inc.	3,600	45,238
Aisin Seiki Co. Ltd.	2,900	79,931
Ajinomoto Co., Inc.	8,700	302,654
Alfresa Holdings Corp.	3,100	39,720
Alps Alpine Co. Ltd.	3,200	30,795
Amada Co. Ltd.	5,900	55,303
Ana Holdings, Inc. (a)	2,500	54,337
Anritsu Corp.	2,200	20,337
Aozora Bank Ltd.	1,800	32,614
Asahi Group Holdings	8,200	305,188
ASAHI INTECC Co. Ltd.	3,800	67,139
Asahi Kasei Corp.	22,700	158,993
Asics Corp.	3,100	88,302
Astellas Pharma, Inc.	29,700	421,957
Azbil Corp.	2,000	54,779
Bandai Namco Holdings, Inc.	10,800	232,839
Bank of Kyoto Ltd.	1,200	56,759
BayCurrent Consulting, Inc.	2,200	91,340
Benesse Holdings, Inc.	1,300	19,050
Bic Camera, Inc.	2,900	24,372
Biprogy, Inc.	1,400	34,402
Bridgestone Corp.	9,900	402,165
Brother Industries Ltd.	4,100	61,770
Calbee, Inc.	1,900	39,677
Canon, Inc.	16,800	374,134
Capcom Co. Ltd.	2,600	93,056
Casio Computer Co. Ltd.	3,500	34,452
Central Japan Railway Co.	3,300	393,755
Chiba Bank Ltd.	11,900	76,806
Chubu Electric Power Co., Inc.	12,200	128,703
Chugai Pharmaceutical Co. Ltd.	10,300	254,334
Chugoku Electric Power Co., Inc.	5,800	29,460
Coca-Cola West Co. Ltd.	2,400	26,229
COMSYS Holdings Corp.	1,900	35,091
Concordia Financial Group Ltd.	19,300	71,139
Cosmos Pharmaceutical Corp.	400	36,020
Credit Saison Co. Ltd.	2,400	30,507
CyberAgent, Inc.	6,900	58,462
Dai Nippon Printing Co. Ltd.	4,400	123,193
Dai-ichi Mutual Life Insurance Co.	16,700	307,004
Daicel Chemical Industries Ltd.	4,400	33,248
Daifuku Co. Ltd.	6,300	116,973
Daiichi Sankyo Kabushiki Kaisha	31,400	1,145,398
Daikin Industries Ltd.	4,700	843,211
Daito Trust Construction Co. Ltd.	1,100	109,593
Daiwa House Industry Co. Ltd.	10,700	252,106
Daiwa House REIT Investment Corp.	35	71,715
Daiwa Office Investment Corp.	5	22,870
Daiwa Securities Group, Inc. (b)	24,300	114,079
Denka Co. Ltd.	1,400	28,973
DENSO Corp.	8,200	462,869
Dentsu Group, Inc.	3,900	137,468
Dic Corp.	1,300	23,419
Disco Corp.	1,443	167,867
Dowa Holdings Co. Ltd.	900	28,942
East Japan Railway Co.	6,100	337,584
Ebara Corp.	1,300	60,534
Eisai Co. Ltd.	4,800	272,638
Electric Power Development Co. Ltd.	2,996	48,157
ENEOS Holdings, Inc.	52,000	182,443
Exeo Group, Inc.	1,700	30,771
Ezaki Glico Co. Ltd.	900	22,637
Fancl Corp.	1,400	25,771
FANUC Corp.	15,500	559,739
Fast Retailing Co. Ltd.	3,000	656,738
Food & Life Companies Ltd.	1,800	46,973
Freee KK (a)	700	18,035
Frontier Real Estate Investment Corp.	8	28,664
Fuji Electric Co. Ltd.	2,400	94,777
FUJIFILM Holdings Corp.	6,500	329,959
Fujitsu Ltd.	2,900	391,878
Fukuoka Financial Group, Inc.	3,200	61,571
GLP J-REIT	76	82,151
GMO Payment Gateway, Inc.	700	60,604
GOLDWIN, Inc.	600	57,245
H.U. Group Holdings, Inc.	900	18,123
Hakuhodo DY Holdings, Inc.	4,900	55,553
Hamamatsu Photonics K.K.	2,400	129,460
Hankyu Hanshin Holdings, Inc.	3,900	115,643
Harmonic Drive Systems, Inc.	900	30,014
Haseko Corp.	3,700	43,007
Hikari Tsushin, Inc.	300	42,158
Hino Motors Ltd. (a)	4,500	18,844
Hirose Electric Co. Ltd.	500	65,413
Hisamitsu Pharmaceutical Co., Inc.	1,300	37,182
Hitachi Construction Machinery Co. Ltd.	1,800	41,953
Hitachi Ltd.	15,600	857,387
Honda Motor Co. Ltd.	27,500	727,407
Horiba Ltd.	700	42,012
Hoshizaki Corp.	1,900	70,194
House Foods Group, Inc.	1,200	25,444
Hoya Corp.	5,800	640,972
Hulic Co. Ltd.	9,700	79,785
Ibiden Co. Ltd.	2,300	92,238
Idemitsu Kosan Co. Ltd.	3,587	78,529
IHI Corp.	2,600	65,310
Iida Group Holdings Co. Ltd.	2,800	45,715
Industrial & Infrastructure Fund Investment Corp.	34	37,005
INPEX Corp.	17,100	180,961
Internet Initiative Japan, Inc.	2,200	45,872
Invincible Investment Corp.	95	39,986
Isetan Mitsukoshi Holdings Ltd.	6,200	69,417
Isuzu Motors Ltd.	10,100	120,705
ITO EN Ltd.	1,000	32,722
Itochu Corp. (b)	23,800	775,082
ITOCHU Techno-Solutions Corp.	1,500	36,960
Iwatani Corp.	900	39,383
J. Front Retailing Co. Ltd.	4,200	41,944
Japan Airlines Co. Ltd. (a)	2,400	46,795
Japan Airport Terminal Co. Ltd. (a)	1,500	74,929
Japan Exchange Group, Inc.	8,400	128,469
Japan Hotel REIT Investment Corp.	70	39,701
Japan Logistics Fund, Inc.	16	35,552
Japan Post Holdings Co. Ltd.	39,000	316,523
Japan Post Insurance Co. Ltd.	3,400	52,992
Japan Prime Realty Investment Corp.	16	42,150
Japan Real Estate Investment Corp.	22	87,675
Japan Retail Fund Investment Corp.	111	81,058
Japan Steel Works Ltd.	1,300	24,445
Japan Tobacco, Inc.	17,700	373,887
JEOL Ltd.	800	25,859
JFE Holdings, Inc.	9,300	118,040
JGC Holdings Corp.	4,100	50,955
JSR Corp.	3,400	80,431
JTEKT Corp.	4,100	31,661
K's Holdings Corp.	2,700	23,706
Kadokawa Corp.	2,000	42,716
Kagome Co. Ltd.	1,300	30,318
Kajima Corp.	7,700	92,919
Kakaku.com, Inc.	2,000	27,455
Kamigumi Co. Ltd.	1,600	33,613
Kaneka Corp.	1,100	28,744
Kansai Electric Power Co., Inc.	13,600	132,449
Kansai Paint Co. Ltd.	4,100	55,566
Kao Corp.	7,500	291,940
Kawasaki Heavy Industries Ltd.	2,800	61,297
Kawasaki Kisen Kaisha Ltd.	3,800	87,156
KDDI Corp.	25,300	780,196
Keihan Electric Railway Co., Ltd.	1,700	44,364
Keikyu Corp.	4,600	43,708
Keio Corp.	2,000	70,230
Keisei Electric Railway Co.	2,800	86,247
Kenedix Office Investment Corp.	13	30,071
Kewpie Corp.	1,800	30,240
Keyence Corp.	3,200	1,568,348
Kikkoman Corp.	3,100	158,266
Kinden Corp.	2,100	25,307
Kintetsu Group Holdings Co. Ltd.	3,100	99,863
Kirin Holdings Co. Ltd.	13,500	213,580
Kobayashi Pharmaceutical Co. Ltd.	1,000	61,159
Kobe Bussan Co. Ltd.	2,300	64,221
Kobe Steel Ltd.	6,600	52,614
Koei Tecmo Holdings Co. Ltd.	1,900	34,340
Koito Manufacturing Co. Ltd.	4,200	79,616
Kokuyo Co. Ltd.	1,600	22,716
Komatsu Ltd.	15,700	389,755
Konami Group Corp.	1,600	73,436
Konica Minolta, Inc.	7,900	34,026
Kose Corp.	600	71,315
Kubota Corp.	18,300	277,452
Kuraray Co. Ltd.	5,600	51,507
Kurita Water Industries Ltd.	1,700	77,872
Kyocera Corp.	5,600	292,129
Kyowa Hakko Kirin Co., Ltd.	4,100	89,509
Kyushu Electric Power Co., Inc.	7,900	45,145
Kyushu Financial Group, Inc.	6,700	24,175
Kyushu Railway Co.	2,600	57,849
LaSalle Logiport REIT	30	34,813
Lasertec Corp.	1,300	230,983
Lawson, Inc.	800	33,870
Lion Corp.	4,600	49,707
LIXIL Group Corp.	4,600	75,927
M3, Inc.	7,000	176,183
Mabuchi Motor Co. Ltd.	900	26,261
Makita Corp.	4,500	112,072
Marubeni Corp.	27,800	378,072
Marui Group Co. Ltd.	3,499	53,559
Maruichi Steel Tube Ltd.	1,200	26,418
MatsukiyoCocokara & Co.	2,300	121,835
Mazda Motor Corp.	9,900	91,318
McDonald's Holdings Co. (Japan) Ltd.	1,400	58,209
Mebuki Financial Group, Inc.	18,300	44,745
Medipal Holdings Corp.	3,500	47,700
Meiji Holdings Co. Ltd.	4,600	109,403
Mercari, Inc. (a)	1,800	31,727
Minebea Mitsumi, Inc.	6,500	124,127
Misumi Group, Inc.	4,700	118,103
Mitsubishi Chemical Holdings Corp.	23,300	138,576
Mitsubishi Corp.	23,800	855,288
Mitsubishi Electric Corp.	34,700	414,670
Mitsubishi Estate Co. Ltd.	21,400	254,546
Mitsubishi Gas Chemical Co., Inc.	3,300	49,103
Mitsubishi Heavy Industries Ltd.	5,500	202,626
Mitsubishi Logistics Corp.	1,200	28,220
Mitsubishi Materials Corp.	2,300	37,504
Mitsubishi Motors Corp. of Japan (a)	10,600	41,772
Mitsubishi UFJ Financial Group, Inc.	203,900	1,306,728
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,500	64,547
Mitsui & Co. Ltd. (b)	25,700	801,065
Mitsui Chemicals, Inc.	3,200	82,626
Mitsui Fudosan Co. Ltd.	15,400	289,280
Mitsui Fudosan Logistics Park, Inc.	9	31,577
Mitsui High-Tec, Inc.	400	25,439
Mitsui OSK Lines Ltd.	5,800	145,450
Miura Co. Ltd.	1,800	46,165
Mizuho Financial Group, Inc.	41,030	581,295
MonotaRO Co. Ltd.	3,900	49,123
Mori Hills REIT Investment Corp.	25	27,841
Morinaga & Co. Ltd.	700	19,826
MS&AD Insurance Group Holdings, Inc.	7,400	229,333
Murata Manufacturing Co. Ltd.	10,400	633,831
Nabtesco Corp.	1,900	46,733
Nagase & Co. Ltd.	1,900	29,268
Nagoya Railroad Co. Ltd.	3,200	49,394
Nankai Electric Railway Co. Ltd.	1,900	41,941
NEC Corp.	4,400	169,863
Net One Systems Co. Ltd.	1,300	31,195
Nexon Co. Ltd.	7,300	174,315
NGK Insulators Ltd.	4,500	59,672
NH Foods Ltd.	1,590	45,993
NHK Spring Co. Ltd.	3,400	24,409
Nichirei Corp.	2,100	42,498
Nidec Corp.	8,600	447,553
Nifco, Inc.	1,400	39,806
Nihon Kohden Corp.	1,300	35,274
Nihon M&A Center Holdings, Inc.	4,700	35,228
Nikon Corp.	5,700	58,517
Nintendo Co. Ltd.	18,900	734,106
Nippon Accommodations Fund, Inc.	8	36,041
Nippon Building Fund, Inc.	28	116,551
Nippon Express Holdings, Inc.	1,400	84,477
Nippon Kayaku Co. Ltd.	2,600	23,557
Nippon Paint Holdings Co. Ltd.	17,300	162,674
Nippon Sanso Holdings Corp.	3,500	63,233
Nippon Shinyaku Co. Ltd.	1,000	44,125
Nippon Shokubai Co. Ltd.	600	23,962
Nippon Steel & Sumitomo Metal Corp.	15,400	363,155
Nippon Telegraph & Telephone Corp.	19,300	576,737
Nippon Yusen KK	8,300	193,874
Nishi-Nippon Railroad Co. Ltd.	1,200	21,705
Nissan Chemical Corp.	2,300	104,459
Nissan Motor Co. Ltd.	38,700	146,464
Nisshin Seifun Group, Inc.	4,300	50,322
Nissin Food Holdings Co. Ltd.	1,300	118,872
Niterra Co. Ltd.	2,800	57,940
Nitori Holdings Co. Ltd.	1,400	169,067
Nitto Denko Corp.	2,400	155,331
NOF Corp.	1,300	60,749
Nomura Holdings, Inc.	49,000	188,911
Nomura Real Estate Holdings, Inc.	1,800	39,859
Nomura Real Estate Master Fund, Inc.	75	84,044
Nomura Research Institute Ltd.	7,300	170,730
NSK Ltd.	8,200	46,904
NTT Data Corp.	10,500	138,039
Obayashi Corp.	11,700	89,534
OBIC Co. Ltd.	1,100	174,233
Odakyu Electric Railway Co. Ltd.	5,500	71,557
Oji Holdings Corp.	15,900	62,954
Olympus Corp.	20,800	365,306
OMRON Corp.	3,300	193,139
Ono Pharmaceutical Co. Ltd.	7,600	158,370
Open House Group Co. Ltd.	1,200	45,000
Oracle Corp. Japan	600	43,333
Oriental Land Co. Ltd.	19,000	650,546
ORIX Corp.	19,400	319,868
ORIX JREIT, Inc.	45	57,057
Osaka Gas Co. Ltd.	6,800	111,709
Otsuka Corp.	1,900	67,478
Otsuka Holdings Co. Ltd.	9,000	285,747
Pan Pacific International Holdings Ltd.	8,600	166,378
Panasonic Holdings Corp.	37,700	337,306
Park24 Co. Ltd. (a)	2,000	29,256
Penta-Ocean Construction Co. Ltd.	4,500	21,503
PeptiDream, Inc. (a)	1,600	22,892
Persol Holdings Co. Ltd.	3,100	62,418
Pigeon Corp.	1,900	29,439
Rakuten Group, Inc.	15,200	70,890
Recruit Holdings Co. Ltd.	27,400	753,748
Relo Group, Inc.	1,800	28,731
Renesas Electronics Corp. (a)	22,800	330,163
Rengo Co. Ltd.	3,900	25,330
Resona Holdings, Inc.	39,000	188,142
Resonac Holdings Corp.	3,000	49,532
Ricoh Co. Ltd.	9,700	72,761
Rinnai Corp.	2,100	51,431
ROHM Co. Ltd.	1,400	116,685
Rohto Pharmaceutical Co. Ltd.	3,600	75,340
Ryohin Keikaku Co. Ltd.	4,400	50,139
Sankyu, Inc.	900	33,400
Santen Pharmaceutical Co. Ltd.	6,100	52,120
Sanwa Holdings Corp.	3,600	38,622
Sapporo Holdings Ltd.	1,200	30,841
SBI Holdings, Inc. Japan	4,400	87,383
SBI Shinsei Bank Ltd.	900	15,853
Screen Holdings Co. Ltd.	800	70,963
SCSK Corp.	2,500	36,605
Secom Co. Ltd.	3,500	215,697
Sega Sammy Holdings, Inc.	2,500	47,519
Seibu Holdings, Inc.	4,300	44,130
Seiko Epson Corp.	5,100	72,869
Seino Holdings Co. Ltd.	2,600	28,703
Sekisui Chemical Co. Ltd.	7,100	100,837
Sekisui House (REIT), Inc.	75	40,692
Sekisui House Ltd.	11,000	224,194
Seven & i Holdings Co. Ltd.	12,900	582,746
Seven Bank Ltd.	11,400	22,781
SG Holdings Co. Ltd.	8,000	118,625
Sharp Corp.	3,600	25,454
SHIFT, Inc. (a)	200	35,772
Shimadzu Corp.	4,400	138,127
Shimamura Co. Ltd.	400	40,712
SHIMANO, Inc.	1,400	242,740
SHIMIZU Corp.	10,600	60,073
Shin-Etsu Chemical Co. Ltd.	33,500	1,087,445
Shinko Electric Industries Co. Ltd.	1,100	34,218
Shionogi & Co. Ltd.	4,600	207,485
Ship Healthcare Holdings, Inc.	1,300	23,949
Shiseido Co. Ltd.	6,500	304,741
SHO-BOND Holdings Co. Ltd.	800	33,125
Shochiku Co. Ltd. (a)	200	17,290
Skylark Holdings Co. Ltd.	3,600	46,997
SMC Corp.	980	519,514
SoftBank Corp.	44,700	516,008
SoftBank Group Corp.	19,200	754,820
Sohgo Security Services Co., Ltd.	1,400	37,706
Sojitz Corp.	3,380	70,628
Sompo Holdings, Inc.	5,600	221,901
Sony Group Corp.	20,400	1,858,101
Sotetsu Holdings, Inc.	1,600	27,412
Square Enix Holdings Co. Ltd.	1,500	72,084
Stanley Electric Co. Ltd.	2,500	55,576
Subaru Corp.	10,100	161,232
Sugi Holdings Co. Ltd.	600	25,790
Sumco Corp.	5,800	87,255
Sumitomo Chemical Co. Ltd.	27,100	91,245
Sumitomo Corp.	20,200	357,850
Sumitomo Dainippon Pharma Co., Ltd.	3,100	18,996
Sumitomo Electric Industries Ltd.	12,900	165,725
Sumitomo Forestry Co. Ltd.	3,100	61,583
Sumitomo Heavy Industries Ltd.	1,900	46,592
Sumitomo Metal Mining Co. Ltd.	4,400	168,361
Sumitomo Mitsui Financial Group, Inc.	22,200	888,390
Sumitomo Mitsui Trust Holdings, Inc.	6,100	209,572
Sumitomo Realty & Development Co. Ltd.	7,700	173,877
Sumitomo Rubber Industries Ltd.	2,900	26,238
Sundrug Co. Ltd.	1,100	30,179
Suntory Beverage & Food Ltd.	2,000	74,497
Suzuken Co. Ltd.	1,200	30,312
Suzuki Motor Corp.	7,900	287,698
Sysmex Corp.	2,800	183,768
T&D Holdings, Inc.	9,400	116,502
Taiheiyo Cement Corp.	1,900	35,708
Taisei Corp.	3,200	99,004
Taisho Pharmaceutical Holdings Co. Ltd.	900	37,526
Taiyo Yuden Co. Ltd.	2,100	70,809
Takara Holdings, Inc.	3,100	23,965
Takashimaya Co. Ltd.	2,600	37,916
Takeda Pharmaceutical Co. Ltd.	25,538	838,759
TDK Corp.	6,284	225,571
TechnoPro Holdings, Inc.	1,700	47,151
Teijin Ltd.	3,100	32,712
Terumo Corp.	12,270	331,846
The Hachijuni Bank Ltd.	7,600	33,017
THK Co. Ltd.	1,900	44,041
TIS, Inc.	3,800	100,493
Tobu Railway Co. Ltd.	3,400	81,399
Toho Co. Ltd.	2,000	76,678
Toho Gas Co. Ltd.	1,500	27,928
Tohoku Electric Power Co., Inc.	8,330	41,405
Tokai Carbon Co. Ltd.	3,300	31,522
Tokio Marine Holdings, Inc.	33,000	635,084
Tokyo Century Corp.	800	26,708
Tokyo Electric Power Co., Inc. (a)	12,800	45,724
Tokyo Electron Ltd.	7,500	916,246
Tokyo Gas Co. Ltd.	6,500	122,156
Tokyo Ohka Kogyo Co. Ltd.	700	40,843
Tokyo Tatemono Co. Ltd.	3,200	39,070
Tokyu Corp.	10,200	135,784
Tokyu Fudosan Holdings Corp.	10,100	48,510
Toppan, Inc.	5,600	112,853
Toray Industries, Inc.	26,600	152,171
Toshiba Corp.	7,000	235,057
Tosoh Corp.	5,400	73,383
Toto Ltd.	2,600	87,110
Toyo Seikan Group Holdings Ltd.	2,400	33,166
Toyo Suisan Kaisha Ltd.	1,700	71,045
Toyo Tire Corp.	1,900	22,239
Toyota Industries Corp.	3,300	183,847
Toyota Motor Corp.	202,800	2,886,941
Toyota Tsusho Corp.	3,800	162,022
Trend Micro, Inc.	2,300	112,839
Tsumura & Co.	1,100	21,874
Tsuruha Holdings, Inc.	700	46,819
Ube Corp.	1,500	23,300
Ulvac, Inc.	700	30,580
Unicharm Corp.	7,100	291,851
United Urban Investment Corp.	52	56,105
Ushio, Inc.	1,800	22,716
USS Co. Ltd.	3,500	60,724
Welcia Holdings Co. Ltd.	1,600	34,254
West Japan Railway Co.	3,900	160,647
Yakult Honsha Co. Ltd.	2,600	188,917
Yamada Holdings Co. Ltd.	11,700	40,227
Yamaguchi Financial Group, Inc.	3,700	22,670
Yamaha Corp.	2,800	108,147
Yamaha Motor Co. Ltd.	5,600	146,556
Yamato Holdings Co. Ltd.	5,400	92,693
Yamazaki Baking Co. Ltd.	2,700	32,631
Yaskawa Electric Corp.	4,300	188,598
Yokogawa Electric Corp.	3,700	60,249
Yokohama Rubber Co. Ltd.	2,100	44,475
Z Holdings Corp.	42,500	120,507
Zenkoku Hosho Co. Ltd.	800	30,188
Zensho Holdings Co. Ltd.	1,400	41,490
Zeon Corp.	3,100	32,864
ZOZO, Inc.	1,900	43,457
TOTAL JAPAN		65,366,824
Korea (South) - 3.3%
AfreecaTV Co. Ltd.	152	9,954
Alteogen, Inc.	631	19,344
AMOREPACIFIC Corp.	502	52,791
AMOREPACIFIC Group, Inc.	464	13,684
BGF Retail Co. Ltd.	143	19,848
BNK Financial Group, Inc.	4,580	22,892
Bukwang Pharmaceutical Co. Ltd.	770	4,745
Celltrion Healthcare Co. Ltd.	1,753	81,363
Celltrion Pharm, Inc. (a)	295	18,852
Celltrion, Inc.	1,744	200,850
CHA Biotech Co. Ltd. (a)	750	7,234
Cheil Worldwide, Inc.	1,073	15,317
Chong Kun Dang Pharmaceutical Corp.	67	3,983
Chunbo Co. Ltd.	78	15,019
CJ CheilJedang Corp.	142	35,445
CJ Corp.	239	19,088
CJ ENM Co. Ltd.	176	11,621
CJ Logistics Corp. (a)	130	7,965
Com2uS Corp.	109	6,098
Cosmax, Inc.	133	8,274
Cosmo AM&T Co. Ltd. (a)	348	41,261
Coway Co. Ltd.	967	38,885
CS Wind Corp.	476	26,640
Daeduck Electronics Co. Ltd.	475	8,693
Daejoo Electronic Materials Co. Ltd.	188	14,780
Daewoo Engineering & Construction Co. Ltd. (a)	3,105	9,614
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	580	10,945
DB HiTek Co. Ltd.	621	34,686
Db Insurance Co. Ltd.	833	47,750
DGB Financial Group Co. Ltd.	2,617	13,847
DL E&C Co. Ltd.	428	10,648
DL Holdings Co. Ltd.	178	7,284
Dongjin Semichem Co. Ltd.	501	12,772
Dongkuk Steel Mill Co. Ltd.	1,120	10,499
Dongsuh Co., Inc.	763	11,484
Doosan Bobcat, Inc.	732	24,530
Doosan Co. Ltd.	206	15,516
Doosan Fuel Cell Co. Ltd. (a)	657	16,974
Doosan Heavy Industries & Construction Co. Ltd. (a)	6,703	87,702
Douzone Bizon Co. Ltd.	342	9,225
E-Mart, Inc.	315	25,525
Ecopro BM Co. Ltd.	870	150,216
Ecopro Co. Ltd.	309	118,614
EO Technics Co. Ltd.	128	8,803
ESR Kendall Square Co. Ltd. (REIT)	2,203	6,577
F&F Co. Ltd.	282	30,232
Fila Holdings Corp.	748	20,951
Foosung Co. Ltd.	709	8,598
GeneOne Life Science, Inc. (a)	1,005	4,932
Genexine Co. Ltd.	517	4,917
Green Cross Corp.	101	9,468
Green Cross Holdings Corp.	531	6,285
GS Engineering & Construction Corp.	1,204	19,157
GS Holdings Corp.	1,471	45,464
GS Retail Co. Ltd.	731	15,891
Hana Financial Group, Inc.	4,837	150,937
Hana Tour Service, Inc. (a)	206	9,664
HanAll BioPharma Co. Ltd. (a)	622	8,784
Hanjin Kal Corp.	292	10,278
Hankook Tire Co. Ltd.	1,213	32,327
Hanmi Pharm Co. Ltd.	94	18,462
Hanmi Science Co. Ltd.	443	13,250
Hanmi Semiconductor Co. Ltd.	775	12,403
Hanon Systems	2,532	17,070
Hansol Chemical Co. Ltd.	155	28,537
Hanssem Co. Ltd.	151	5,899
Hanwha Aerospace Co. Ltd.	526	39,922
Hanwha Corp.	652	13,145
Hanwha Galleria Co. Ltd.	1,941	3,183
Hanwha Life Insurance Co. Ltd. (a)	4,646	8,552
Hanwha Solutions Corp. (a)	1,721	71,155
Hanwha Systems Co. Ltd.	1,298	13,813
HD Hyundai Co. Ltd.	695	30,940
HDC Hyundai Development Co.	599	5,200
Helixmith Co., Ltd. (a)	472	3,358
Hite Jinro Co. Ltd.	504	8,663
HL Mando Co. Ltd.	529	18,667
HLB Life Science Co. Ltd. (a)	61	515
HLB, Inc. (a)	1,836	49,212
HMM Co. Ltd.	5,829	91,324
Hotel Shilla Co.	504	31,558
HUGEL, Inc. (a)	105	10,344
HYBE Co. Ltd. (a)	285	41,465
Hyosung Advanced Materials Co.	47	15,611
Hyosung Corp.	139	7,194
Hyosung TNC Co. Ltd.	42	14,266
Hyundai Bioscience Co. Ltd. (a)	533	8,466
Hyundai Department Store Co. Ltd.	189	7,933
Hyundai Doosan Infracore Co. Lt	1,729	10,009
Hyundai Elevator Co. Ltd.	363	8,824
Hyundai Engineering & Construction Co. Ltd.	1,119	31,355
Hyundai Fire & Marine Insurance Co. Ltd.	877	22,686
Hyundai Glovis Co. Ltd.	363	44,170
Hyundai Heavy Industries Co. Ltd. (a)	310	23,875
Hyundai Mipo Dockyard Co. Ltd. (a)	370	19,939
Hyundai Mobis	1,078	178,391
Hyundai Motor Co.	2,296	325,465
Hyundai Rotem Co. Ltd. (a)	1,148	22,710
Hyundai Steel Co.	1,348	35,903
Hyundai Wia Corp.	232	9,995
Industrial Bank of Korea	4,262	33,025
JB Financial Group Co. Ltd.	1,527	10,225
JYP Entertainment Corp.	453	26,974
Kakao Corp.	5,075	239,469
Kakao Games Corp. (a)	736	23,766
Kangwon Land, Inc. (a)	1,737	26,546
KB Financial Group, Inc.	6,247	227,321
KCC Corp.	64	10,925
KEPCO E&C	181	10,412
KEPCO Plant Service & Engineering Co. Ltd.	361	10,471
Kia Corp.	4,355	270,795
Kiwoom Securities Co. Ltd.	252	19,585
KMW Co. Ltd. (a)	395	6,807
Koh Young Technology, Inc.	604	7,897
Kolmar Korea Co. Ltd.	234	7,520
Kolon Industries, Inc.	222	7,601
Korea Aerospace Industries Ltd.	1,127	41,006
Korea Electric Power Corp. (a)	4,310	59,512
Korea Gas Corp.	415	8,621
Korea Investment Holdings Co. Ltd.	652	27,574
Korea Petro Chemical Industries Co. Ltd.	62	8,741
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	729	43,434
Korea Zinc Co. Ltd.	215	91,141
Korean Air Lines Co. Ltd.	3,049	54,239
Korean Reinsurance Co.	1,573	8,757
KT&G Corp.	1,805	115,580
Kumho Petro Chemical Co. Ltd.	274	30,198
L&F Co. Ltd.	375	90,580
Leeno Industrial, Inc.	145	16,022
LegoChem Biosciences, Inc. (a)	378	10,747
LG Chemical Ltd.	768	420,241
LG Corp.	2,161	137,102
LG Display Co. Ltd.	3,715	47,012
LG Electronics, Inc.	1,745	155,162
LG H & H Co. Ltd.	138	63,523
LG Innotek Co. Ltd.	228	47,640
LG Uplus Corp.	3,293	27,335
Lotte Chemical Corp.	349	51,086
Lotte Confectionery Co. Ltd.	630	13,905
Lotte Energy Materials Corp.	347	18,392
Lotte Fine Chemical Co. Ltd.	227	10,170
Lotte Shopping Co. Ltd.	170	10,689
LS Corp.	450	27,473
LS Electric Co. Ltd.	229	9,937
LX International Corp.	381	8,463
Lx Semicon Co. Ltd.	152	13,145
Medytox, Inc.	77	13,147
Meritz Financial Holdings Co.	763	22,647
Mirae Asset Securities Co. Ltd.	3,974	19,724
NAVER Corp.	2,423	378,276
NCSOFT Corp.	253	72,238
Netmarble Corp. (c)	414	21,148
NH Investment & Securities Co. Ltd.	2,150	14,521
NHN Corp. (a)	286	5,786
NongShim Co. Ltd.	74	21,432
Oci Co. Ltd.	323	25,409
Orion Corp./Republic of Korea	384	40,155
Ottogi Corp.	36	12,328
Pan Ocean Co., Ltd. (Korea)	3,866	17,267
Paradise Co. Ltd. (a)	707	9,122
Pearl Abyss Corp. (a)	647	23,123
People & Technology, Inc.	266	9,914
Pharmicell Co. Ltd. (a)	716	5,031
POSCO	1,195	336,857
POSCO Chemtech Co. Ltd.	495	103,950
Posco International Corp.	650	11,144
S-Oil Corp.	682	41,857
S.M. Entertainment Co. Ltd.	319	22,935
S1 Corp.	260	11,009
Samsung Biologics Co. Ltd. (a)(c)	324	195,680
Samsung C&T Corp.	1,484	123,134
Samsung Card Co. Ltd.	414	9,636
Samsung Electro-Mechanics Co. Ltd.	929	109,288
Samsung Electronics Co. Ltd.	82,843	4,081,711
Samsung Engineering Co. Ltd. (a)	2,241	54,568
Samsung Fire & Marine Insurance Co. Ltd.	530	83,472
Samsung Heavy Industries Co. Ltd. (a)	11,812	46,923
Samsung Life Insurance Co. Ltd.	1,519	72,985
Samsung SDI Co. Ltd.	890	503,709
Samsung SDS Co. Ltd.	699	62,283
Samsung Securities Co. Ltd.	987	24,037
SD Biosensor, Inc.	668	10,830
Seegene, Inc.	628	11,977
Seoul Semiconductor Co. Ltd.	592	5,242
Shin Poong Pharmaceutical Co. (a)	542	7,505
Shinhan Financial Group Co. Ltd.	8,345	225,867
Shinsegae Co. Ltd.	112	18,518
SIMMTECH Co. Ltd.	290	7,116
SK Biopharmaceuticals Co. Ltd. (a)	476	23,111
SK Bioscience Co. Ltd. (a)	393	21,792
SK Chemicals Co. Ltd.	161	9,196
SK Hynix, Inc.	8,724	594,847
SK IE Technology Co. Ltd. (a)(c)	447	24,575
SK Innovation Co., Ltd. (a)	855	118,033
SK Networks Co. Ltd.	2,163	7,480
SK, Inc.	652	86,557
SKC Co. Ltd.	317	27,915
SOLUM Co. Ltd. (a)	532	9,148
Solus Advanced Materials Co. Lt	260	9,422
Soulbrain Co. Ltd.	78	14,155
Ssangyong Cement Industrial Co. Ltd.	1,900	8,979
ST Pharm Co. Ltd.	149	8,470
Studio Dragon Corp. (a)	196	10,620
Taihan Electric Wire Co. Ltd. (a)	10,884	12,609
Vaxcell-Bio Therapeutics Co. Ltd. (a)	147	4,400
WeMade Entertainment Co. Ltd.	260	10,100
WONIK IPS Co. Ltd.	465	12,576
Woori Financial Group, Inc.	10,466	91,730
Wysiwyg Studios Co. Ltd. (a)	363	4,377
Youngone Corp.	372	13,042
Yuhan Corp.	912	35,377
TOTAL KOREA (SOUTH)		13,697,929
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	25,217	51,034
Boubyan Bank KSC	18,299	38,345
Burgan Bank SAK	18,199	13,107
Gulf Bank	33,092	32,138
Kuwait Finance House KSCP	125,346	337,415
Mabanee Co. SAKC	9,315	22,100
Mobile Telecommunication Co.	33,194	58,415
National Bank of Kuwait	122,242	420,686
National Industries Group Holding SAK	30,441	19,345
TOTAL KUWAIT		992,585
Luxembourg - 0.3%
Allegro.eu SA (a)(c)	6,571	44,611
Aperam SA	746	27,807
ArcelorMittal SA (Netherlands)	9,252	279,642
Aroundtown SA (b)	15,111	21,517
B&M European Value Retail SA	13,978	83,130
Eurofins Scientific SA	2,109	140,984
Globant SA (a)	669	109,723
InPost SA (a)	3,189	29,093
Millicom International Cellular SA (depository receipt) (a)	2,886	54,625
RTL Group SA	573	28,237
SES SA (France) (depositary receipt)	6,310	41,319
Spotify Technology SA (a)	2,281	304,787
Subsea 7 SA	3,897	46,117
Tenaris SA	7,315	103,648
Ternium SA sponsored ADR	772	31,853
TOTAL LUXEMBOURG		1,347,093
Malaysia - 0.5%
Agmo Holdings Bhd	756	111
AMMB Holdings Bhd	36,700	31,271
Axiata Group Bhd	75,299	51,504
Bursa Malaysia Bhd	8,800	12,747
CelcomDigi Bhd	56,100	55,252
CIMB Group Holdings Bhd	119,071	143,498
Dialog Group Bhd	65,500	35,115
Gamuda Bhd	35,582	32,969
Genting Bhd	36,700	38,845
Genting Malaysia Bhd	46,500	27,979
Hartalega Holdings Bhd	29,700	12,827
Hong Leong Bank Bhd	13,100	60,087
IHH Healthcare Bhd	52,400	68,258
Inari Amertron Bhd	37,300	20,938
IOI Corp. Bhd	49,900	43,206
Kuala Lumpur Kepong Bhd	9,244	43,629
Malayan Banking Bhd	114,858	223,232
Malaysia Airports Holdings Bhd (a)	15,900	24,501
Malaysian Pacific Industries Bhd	1,300	8,597
Maxis Bhd	36,900	34,594
MISC Bhd	22,800	37,376
MR DIY Group M Sdn Bhd (c)	45,600	16,054
My E.G.Services Bhd	80,500	13,996
Nestle (Malaysia) Bhd	1,000	31,257
Petronas Chemicals Group Bhd	47,800	76,814
Petronas Dagangan Bhd	5,700	27,543
Petronas Gas Bhd	12,200	45,594
PPB Group Bhd	12,100	45,433
Press Metal Aluminium Holdings	56,700	62,800
Public Bank Bhd	244,700	222,067
RHB Bank Bhd	61,594	77,932
Sime Darby Bhd	49,200	23,987
Sime Darby Plantation Bhd	53,676	52,114
Telekom Malaysia Bhd	26,839	29,833
Tenaga Nasional Bhd	46,100	96,471
Top Glove Corp. Bhd (a)	83,700	17,888
V.S. Industry Bhd warrants 6/14/24 (a)	7,320	75
Westports Holdings Bhd	13,900	11,357
TOTAL MALAYSIA		1,857,751
Malta - 0.0%
Kindred Group PLC (depository receipt)	3,562	39,793
Marshall Islands - 0.0%
Danaos Corp.	174	9,504
Star Bulk Carriers Corp. (b)	1,263	26,675
TOTAL MARSHALL ISLANDS		36,179
Mexico - 0.6%
Alfa SA de CV Series A	50,400	31,941
America Movil S.A.B. de CV Series L	309,300	324,919
Arca Continental S.A.B. de CV	7,600	69,016
Banco del Bajio SA (c)	12,000	43,685
CEMEX S.A.B. de CV unit (a)	248,000	136,111
Coca-Cola FEMSA S.A.B. de CV unit	8,755	70,317
Fibra Uno Administracion SA de CV	48,100	67,185
Fomento Economico Mexicano S.A.B. de CV unit	29,800	284,109
Gruma S.A.B. de CV Series B	2,880	42,487
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	5,800	112,849
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	3,025	92,533
Grupo Aeroportuario Norte S.A.B. de CV	4,200	46,911
Grupo Bimbo S.A.B. de CV Series A	22,400	112,721
Grupo Elektra SA de CV	925	52,568
Grupo Financiero Banorte S.A.B. de CV Series O	40,100	338,024
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	31,700	68,167
Grupo Mexico SA de CV Series B	50,500	239,132
Grupo Televisa SA de CV	43,200	45,717
Industrias Penoles SA de CV (a)	2,895	42,702
Kimberly-Clark de Mexico SA de CV Series A	22,500	47,397
Orbia Advance Corp. S.A.B. de CV	14,500	31,527
Promotora y Operadora de Infraestructura S.A.B. de CV	3,115	31,107
Wal-Mart de Mexico SA de CV Series V	81,900	327,373
TOTAL MEXICO		2,658,498
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	57,000	75,662
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	1,703	91,209
TOTAL MULTI-NATIONAL		166,871
Netherlands - 3.7%
Adyen BV (a)(c)	501	798,308
AEGON NV	23,456	100,700
Airbus Group NV	9,935	1,326,993
Akzo Nobel NV	2,952	230,890
ASM International NV (Netherlands)	751	302,897
ASML Holding NV (Netherlands)	6,566	4,474,389
CNH Industrial NV	16,118	246,118
Davide Campari Milano NV	8,680	105,901
Euronext NV (c)	1,593	121,935
Ferrari NV (Italy)	2,062	557,494
Heineken Holding NV	1,773	162,574
Heineken NV (Bearer)	3,811	409,495
IMCD NV	929	151,528
ING Groep NV (Certificaten Van Aandelen)	60,905	723,268
Koninklijke Ahold Delhaize NV	16,896	577,014
Koninklijke DSM NV	2,833	333,969
Koninklijke KPN NV	52,837	186,703
Koninklijke Philips Electronics NV	14,419	264,832
NEPI Rockcastle PLC	7,190	41,719
NN Group NV	5,048	183,179
Prosus NV	18,771	1,469,846
QIAGEN NV (Germany) (a)	3,737	169,852
Randstad NV	1,996	118,191
RHI Magnesita NV	438	12,103
Stellantis NV (Italy)	34,946	634,277
STMicroelectronics NV (Italy)	10,601	564,530
Universal Music Group NV	12,310	311,748
Wolters Kluwer NV	4,157	524,537
Yandex NV Series A (a)(d)	4,894	16,786
TOTAL NETHERLANDS		15,121,776
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	19,444	105,814
Chorus Ltd.	7,140	37,601
Contact Energy Ltd.	12,636	61,309
Fisher & Paykel Healthcare Corp.	9,396	157,072
Fletcher Building Ltd.	12,405	33,942
Infratil Ltd.	12,036	69,365
Mercury Nz Ltd.	11,098	43,897
Meridian Energy Ltd.	19,646	64,632
Ryman Healthcare Ltd.	9,254	30,385
Spark New Zealand Ltd.	29,857	94,593
The a2 Milk Co. Ltd. (a)	12,481	48,763
Xero Ltd. (a)	2,237	135,677
TOTAL NEW ZEALAND		883,050
Norway - 0.5%
Adevinta ASA Class B (a)	4,201	29,793
Aker ASA (A Shares)	376	24,133
Aker BP ASA	4,930	120,686
Atea ASA	1,235	15,099
Borregaard ASA	1,672	27,915
DNB Bank ASA	14,601	261,296
Entra ASA (c)	1,916	18,502
Equinor ASA	16,946	481,748
Gjensidige Forsikring ASA	2,984	48,822
Kongsberg Gruppen ASA	1,427	57,626
Leroy Seafood Group ASA	4,433	22,991
Mowi ASA	7,250	133,923
NEL ASA (a)	10,414	14,119
Nordic VLSI ASA (a)	2,959	45,078
Norsk Hydro ASA	22,235	165,949
Orkla ASA	12,061	85,546
Salmar ASA	932	40,574
Scatec Solar AS (c)	1,735	11,514
Schibsted ASA:
(A Shares)	1,173	19,808
(B Shares)	1,641	26,269
Sparebank 1 Sr Bank ASA (primary capital certificate)	3,036	35,087
Sparebanken Midt-Norge	2,030	23,965
Storebrand ASA (A Shares)	7,975	61,181
Telenor ASA	10,295	120,711
TGS ASA	1,957	35,066
Tomra Systems ASA	3,906	65,661
Veidekke ASA	1,906	20,244
Yara International ASA	2,660	115,320
TOTAL NORWAY		2,128,626
Pakistan - 0.0%
Lucky Cement Ltd. (a)	1,740	2,467
TRG Pakistan Ltd. (a)	5,123	1,914
TOTAL PAKISTAN		4,381
Peru - 0.0%
Compania de Minas Buenaventura SAA sponsored ADR	3,829	31,321
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	38,810	34,726
ACEN Corp.	116,280	13,184
Ayala Corp.	4,040	48,628
Ayala Land, Inc.	95,000	46,636
Bank of the Philippine Islands (BPI)	30,945	58,602
BDO Unibank, Inc.	34,488	81,929
Converge ICT Solutions, Inc. (a)	39,000	9,225
Globe Telecom, Inc.	478	16,481
GT Capital Holdings, Inc.	1,360	12,953
International Container Terminal Services, Inc.	13,460	52,936
JG Summit Holdings, Inc.	49,161	43,468
Jollibee Food Corp.	7,150	29,524
Manila Electric Co.	4,480	25,716
Metro Pacific Investments Corp.	166,000	11,269
Metropolitan Bank & Trust Co.	30,266	32,697
Monde Nissin Corp. (c)	112,000	20,293
PLDT, Inc.	1,325	34,756
SM Investments Corp.	7,910	130,050
SM Prime Holdings, Inc.	184,800	111,997
Universal Robina Corp.	13,430	35,742
TOTAL PHILIPPINES		850,812
Poland - 0.2%
Asseco Poland SA	1,219	21,491
Bank Polska Kasa Opieki SA	2,852	56,465
CD Projekt RED SA	1,120	28,858
Cyfrowy Polsat SA	3,788	14,690
Dino Polska SA (a)(c)	755	68,407
KGHM Polska Miedz SA (Bearer)	2,193	62,109
Kruk SA	286	20,421
LPP SA	16	35,510
Orange Polska SA	9,270	14,659
PGE Polska Grupa Energetyczna SA (a)	13,989	20,339
Polski Koncern Naftowy Orlen SA	8,478	114,389
Powszechna Kasa Oszczednosci Bank SA	13,714	90,611
Powszechny Zaklad Ubezpieczen SA	9,145	74,321
Santander Bank Polska SA	528	35,693
TOTAL POLAND		657,963
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	121,615	26,906
Energias de Portugal SA	47,194	256,728
Galp Energia SGPS SA Class B	7,429	84,274
Jeronimo Martins SGPS SA	4,340	101,760
NOS SGPS	3,289	15,038
REN - Redes Energeticas Nacionais SGPS SA	6,248	18,295
TOTAL PORTUGAL		503,001
Qatar - 0.2%
Barwa Real Estate Co. (a)	30,476	21,810
Industries Qatar QSC (a)	31,970	114,179
Masraf al Rayan	100,941	81,945
Mesaieed Petrochemical Holding Co. (a)	74,547	39,321
Qatar Aluminum Manufacturing Co. (a)	44,568	18,794
Qatar Electricity & Water Co. (a)	9,093	42,143
Qatar Fuel Co. (a)	9,899	47,183
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	44,533	42,319
Qatar International Islamic Bank QSC (a)	19,520	53,031
Qatar Islamic Bank	26,371	128,812
Qatar National Bank SAQ (a)	71,915	317,493
The Commercial Bank of Qatar (a)	52,227	83,276
TOTAL QATAR		990,306
Russia - 0.0%
Alrosa Co. Ltd. (a)	37,350	7,446
Gazprom OAO	183,050	22,953
LUKOIL PJSC (d)	5,452	2,022
Magnit OJSC (a)(d)	1,150	28
MMC Norilsk Nickel PJSC	917	7,308
Mobile TeleSystems OJSC sponsored ADR (a)(d)	6,301	6,276
Novatek PJSC	14,792	495
Polyus PJSC (a)	494	1,392
Sberbank of Russia (d)	163,450	1,204
Severstal PAO (a)	2,873	77
Surgutneftegas OJSC	146,500	2,148
Tatneft PAO	23,930	3,567
TOTAL RUSSIA		54,916
Saudi Arabia - 0.9%
Abdullah Al Othaim Markets Co.	756	25,779
ACWA Power Co.	2,100	78,658
Advanced Polypropylene Co.	2,017	25,685
Al Rajhi Bank	31,671	620,140
Alinma Bank	15,663	122,886
Almarai Co. Ltd.	3,937	59,154
Arabian Internet and Communications Services Co. Ltd.	406	26,910
Bank Al-Jazira	6,241	30,227
Bank Albilad	8,031	85,152
Banque Saudi Fransi	9,665	93,208
Dar Al Arkan Real Estate Development Co. (a)	8,546	36,473
Dr Sulaiman Al Habib Medical Services Group Co.	1,362	105,732
Emaar The Economic City (a)	9,555	20,517
Etihad Etisalat Co.	6,131	67,375
Jarir Marketing Co.	903	39,212
Mobile Telecommunications Co. Saudi Arabia (a)	7,172	24,838
Mouwasat Medical Services Co.	729	45,639
National Industrialization Co. (a)	5,312	17,293
Qassim Cement Co.	629	11,277
Riyad Bank	23,826	188,516
Sabic Agriculture-Nutrients Co.	3,719	126,222
Sahara International Petrochemical Co.	5,598	56,447
Saudi Arabian Mining Co.	13,150	224,205
Saudi Basic Industries Corp.	14,563	350,331
Saudi Cement Co.	1,123	16,754
Saudi Electricity Co.	13,055	81,244
Saudi Industrial Investment Group	5,745	38,232
Saudi Kayan Petrochemical Co. (a)	12,549	40,452
Saudi Research & Marketing Group (a)	514	27,003
Saudi Telecom Co.	29,067	310,130
The Co. for Cooperative Insurance (a)	1,045	29,287
The Saudi British Bank	5,833	54,776
The Saudi National Bank	35,486	433,448
The Savola Group	4,047	30,134
Yanbu National Petrochemical Co.	4,619	51,866
TOTAL SAUDI ARABIA		3,595,202
Singapore - 0.9%
CapitaLand Ascendas REIT	53,906	116,233
CapitaLand Investment Ltd.	39,020	108,262
CapitaMall Trust	80,795	120,500
City Developments Ltd.	7,800	43,282
ComfortDelgro Corp. Ltd.	34,600	30,735
DBS Group Holdings Ltd.	29,493	733,247
Flex Ltd. (a)	7,400	170,274
Frasers Logistics & Industrial Trust	48,700	48,068
Genting Singapore Ltd.	93,400	78,830
Jardine Cycle & Carriage Ltd.	1,700	40,033
Kenon Holdings Ltd.	317	9,291
Keppel Corp. Ltd.	22,300	94,613
Keppel DC (REIT)	20,900	32,409
Mapletree Industrial (REIT)	32,034	57,194
Mapletree Logistics Trust (REIT)	50,396	65,009
Mapletree Pan Asia Commercial Trust	35,646	48,329
NetLink NBN Trust	43,700	28,277
Oversea-Chinese Banking Corp. Ltd.	65,385	609,505
SATS Ltd. (a)	14,023	29,511
Sembcorp Marine Ltd. (a)	425,596	38,197
Singapore Airlines Ltd.	21,050	90,799
Singapore Exchange Ltd.	13,500	95,600
Singapore Technologies Engineering Ltd.	26,000	71,574
Singapore Telecommunications Ltd.	115,200	213,451
Suntec (REIT)	35,500	38,202
United Overseas Bank Ltd.	24,900	558,483
UOL Group Ltd.	7,200	37,593
Venture Corp. Ltd.	4,300	57,231
Wilmar International Ltd.	49,700	157,455
Yangzijiang Shipbuilding Holdings Ltd.	46,000	41,608
TOTAL SINGAPORE		3,863,795
South Africa - 0.9%
Absa Group Ltd.	13,875	141,657
Anglo American Platinum Ltd.	871	46,669
AngloGold Ashanti Ltd.	6,664	162,301
Aspen Pharmacare Holdings Ltd.	6,172	63,498
Bid Corp. Ltd.	5,393	120,703
Bidvest Group Ltd./The	5,595	79,634
Capitec Bank Holdings Ltd.	1,574	149,195
Clicks Group Ltd.	3,837	55,412
Discovery Ltd. (a)	7,877	61,693
Exxaro Resources Ltd.	3,895	40,809
FirstRand Ltd.	91,268	309,506
Foschini Group Ltd./The	5,063	25,862
Gold Fields Ltd.	14,426	193,245
Growthpoint Properties Ltd.	51,139	37,511
Harmony Gold Mining Co. Ltd.	8,659	35,893
Impala Platinum Holdings Ltd.	13,934	128,212
Kumba Iron Ore Ltd.	915	23,110
Life Healthcare Group Holdings Ltd.	21,710	23,521
Mr Price Group Ltd.	4,433	35,902
MTN Group Ltd.	14,231	101,883
MultiChoice Group Ltd.	7,453	51,637
Naspers Ltd. Class N	3,518	651,866
Nedbank Group Ltd.	7,987	97,275
Northam Platinum Holdings Ltd. (a)	4,260	34,635
Old Mutual Ltd.	74,204	49,178
OUTsurance Group Ltd.	13,189	25,874
Remgro Ltd.	9,059	68,397
Sanlam Ltd.	28,849	91,335
Sappi Ltd.	8,677	22,325
Sasol Ltd.	9,562	129,217
Shoprite Holdings Ltd.	7,893	98,528
Sibanye-Stillwater Ltd.	45,227	93,385
Spar Group Ltd./The	3,111	24,603
Standard Bank Group Ltd.	21,825	211,827
Thungela Resources Ltd.	2,113	23,990
Tiger Brands Ltd.	2,500	28,155
Vodacom Group Ltd.	11,730	80,400
Woolworths Holdings Ltd.	15,998	57,442
TOTAL SOUTH AFRICA		3,676,285
Spain - 1.7%
Abertis Infraestructuras SA (a)(d)	363	0
Acciona SA	405	81,124
ACS Actividades de Construccion y Servicios SA	3,677	117,039
Aena SME SA (c)	1,171	189,095
Amadeus IT Holding SA Class A (a)	7,276	488,100
Banco Bilbao Vizcaya Argentaria SA (b)	97,432	696,577
Banco de Sabadell SA	92,205	98,876
Banco Santander SA (Spain)	271,353	1,011,192
Bankinter SA	10,840	61,437
CaixaBank SA	70,362	274,549
Cellnex Telecom SA (c)	9,231	358,972
EDP Renovaveis SA	3,378	77,262
Enagas SA	4,089	78,491
Endesa SA	5,051	109,556
Ferrovial SA	8,038	236,149
Grifols SA (a)	4,522	44,667
Grifols SA ADR (a)	4,500	33,165
Iberdrola SA	93,228	1,161,416
Industria de Diseno Textil SA	18,091	607,771
International Consolidated Airlines Group SA CDI (a)	38,906	72,683
Merlin Properties Socimi SA	5,628	49,195
Naturgy Energy Group SA	3,024	91,007
Red Electrica Corporacion SA	6,931	121,770
Repsol SA	23,407	360,085
Telefonica SA	93,445	402,451
TOTAL SPAIN		6,822,629
Sweden - 2.2%
AAK AB	2,837	51,279
AddTech AB (B Shares)	4,184	77,520
AFRY AB (B Shares)	1,557	28,008
Alfa Laval AB	4,785	170,442
ASSA ABLOY AB (B Shares)	16,023	383,791
Atlas Copco AB:
(A Shares)	41,183	521,720
(B Shares)	25,271	290,182
Avanza Bank Holding AB	1,867	43,711
Axfood AB	1,702	41,521
Beijer Ref AB (B Shares)	5,324	93,205
Billerud AB	3,631	37,276
Boliden AB	4,437	174,334
Bravida Holding AB (c)	3,153	35,482
Castellum AB	4,496	52,155
Dometic Group AB (c)	4,920	29,902
Electrolux AB (B Shares)	3,553	43,106
Elekta AB (B Shares)	5,847	44,550
Embracer Group AB (a)	13,761	64,264
Epiroc AB:
(A Shares)	10,226	202,986
(B Shares)	6,204	105,472
EQT AB	5,288	107,299
Ericsson (B Shares)	49,701	290,190
Essity AB (B Shares)	9,724	277,695
Evolution AB (c)	3,088	413,023
Fabege AB	4,382	33,615
Fastighets AB Balder (a)	9,972	40,843
Getinge AB (B Shares)	3,588	87,358
H&M Hennes & Mauritz AB (B Shares)	11,457	163,173
Hexagon AB (B Shares)	34,328	395,095
HEXPOL AB (B Shares)	4,013	49,684
Holmen AB (B Shares)	1,452	55,847
Hufvudstaden AB (A Shares)	1,825	24,740
Husqvarna AB (B Shares)	6,776	58,653
Industrivarden AB:
(A Shares)	2,969	80,011
(C Shares)	2,805	75,456
Indutrade AB	4,369	92,650
Investment AB Latour (B Shares)	2,218	45,005
Investor AB:
(A Shares)	9,153	186,252
(B Shares)	29,310	581,879
Kinnevik AB (B Shares) (a)	3,808	56,685
L E Lundbergforetagen AB	1,072	48,410
Lifco AB	3,337	71,698
Loomis AB (B Shares)	1,167	39,916
Neobo Fastigheter AB (a)	1,564	1,881
Nibe Industrier AB (B Shares)	24,792	281,385
Nordnet AB	2,564	42,182
Nyfosa AB	2,463	17,086
Peab AB	3,254	16,256
Saab AB (B Shares)	1,319	80,190
Sagax AB	3,117	71,716
Samhallsbyggnadsbolaget I Norden AB (B Shares)	16,840	22,942
Sandvik AB	17,663	374,056
Securitas AB (B Shares)	8,359	74,320
Sinch AB (a)(c)	10,814	29,048
Skandinaviska Enskilda Banken AB (A Shares) (b)	27,523	303,233
Skanska AB (B Shares)	6,614	101,036
SKF AB (B Shares)	6,033	118,579
SSAB AB (B Shares)	10,447	74,404
Storskogen Group AB	23,866	19,849
Svenska Cellulosa AB SCA (B Shares)	9,562	125,709
Svenska Handelsbanken AB (A Shares) (b)	24,843	215,162
Sweco AB (B Shares)	3,416	43,280
Swedbank AB (A Shares)	14,831	243,135
Swedish Orphan Biovitrum AB (a)	3,315	77,134
Tele2 AB (B Shares)	8,963	89,164
Telia Co. AB	39,904	101,327
Thule Group AB (c)	1,645	40,368
Trelleborg AB (B Shares)	3,860	109,675
Viaplay Group AB (B Shares) (a)	1,231	31,264
Vitrolife AB	1,124	23,305
Volvo AB:
(A Shares)	3,229	69,377
(B Shares)	25,489	525,178
Volvo Car AB (a)	8,841	38,498
Wallenstam AB (B Shares)	6,629	25,075
Wihlborgs Fastigheter AB	4,244	32,446
TOTAL SWEDEN		9,184,343
Switzerland - 5.9%
ABB Ltd. (Reg.)	27,634	950,652
Adecco SA (Reg.)	2,772	100,434
Alcon, Inc. (Switzerland)	8,075	571,018
ams-OSRAM AG (a)(b)	4,154	32,153
Baloise Holdings AG	748	116,416
Compagnie Financiere Richemont SA Series A	8,435	1,352,604
Credit Suisse Group AG	51,260	46,033
Geberit AG (Reg.)	580	322,789
Givaudan SA	128	415,918
Holcim AG	9,123	587,294
Julius Baer Group Ltd.	3,456	235,399
Kuehne & Nagel International AG	916	272,212
Lindt & Spruengli AG	2	236,078
Lindt & Spruengli AG (participation certificate)	15	177,059
Logitech International SA (Reg.)	2,815	163,371
Lonza Group AG	1,203	724,206
Nestle SA (Reg. S)	44,401	5,413,828
Novartis AG	38,810	3,563,477
Partners Group Holding AG	368	344,612
Roche Holding AG:
(Bearer)	445	133,750
(participation certificate)	11,331	3,237,749
Schindler Holding AG (participation certificate)	667	147,331
SGS SA (Reg.)	98	215,398
Sika AG	2,485	693,937
Sonova Holding AG	832	244,249
Straumann Holding AG	1,884	282,571
Swatch Group AG (Bearer)	471	161,333
Swiss Life Holding AG	498	306,545
Swiss Re Ltd.	4,664	478,354
Swisscom AG	409	260,701
Temenos Group AG	1,115	77,116
UBS Group AG	56,960	1,200,894
Zurich Insurance Group Ltd.	2,428	1,161,523
TOTAL SWITZERLAND		24,227,004
Taiwan - 3.9%
Accton Technology Corp.	8,000	83,840
Acer, Inc.	48,000	44,362
Advantech Co. Ltd.	7,299	89,039
AP Memory Technology Corp.	2,000	21,347
ASE Technology Holding Co. Ltd.	55,000	203,524
Asia Cement Corp.	39,000	55,376
Asia Optical Co., Inc.	4,000	8,675
ASMedia Technology, Inc.	1,000	37,698
ASUSTeK Computer, Inc.	11,000	98,409
AUO Corp.	116,600	70,636
Capital Securities Corp.	32,000	12,596
Catcher Technology Co. Ltd.	12,000	74,801
Cathay Financial Holding Co. Ltd.	149,897	205,794
Chang Hwa Commercial Bank	97,525	55,517
Cheng Loong Corp.	16,000	14,825
Cheng Shin Rubber Industry Co. Ltd.	32,000	38,370
Chicony Electronics Co. Ltd.	10,010	31,244
China Airlines Ltd.	49,000	31,462
China Development Financial Ho	269,000	110,988
China Petrochemical Development Corp.	55,479	17,943
China Steel Corp.	204,000	206,661
Chipbond Technology Corp.	10,000	22,747
Chroma ATE, Inc.	7,000	40,812
Chung Hung Steel Co. Ltd.	12,000	10,409
Chunghwa Telecom Co. Ltd.	61,000	239,098
Compal Electronics, Inc.	64,000	53,000
Compeq Manufacturing Co. Ltd.	18,000	27,464
CTBC Financial Holding Co. Ltd.	315,000	226,191
Delta Electronics, Inc.	31,000	306,689
E Ink Holdings, Inc.	14,000	85,206
E.SUN Financial Holdings Co. Ltd.	230,874	191,714
ECLAT Textile Co. Ltd.	3,000	48,843
Elan Microelectronics Corp.	4,000	13,138
Elite Material Co. Ltd.	5,000	29,977
Elite Semiconductor Memory Technology, Inc.	4,000	10,985
eMemory Technology, Inc.	1,000	61,382
ENNOSTAR, Inc.	10,500	18,391
Eternal Materials Co. Ltd.	14,400	14,797
EVA Airways Corp.	43,562	38,547
Evergreen Marine Corp. (Taiwan)	16,670	87,057
Far Eastern International Bank	55,833	20,337
Far Eastern New Century Corp.	62,000	63,629
Far EasTone Telecommunications Co. Ltd.	25,000	61,608
Faraday Technology Corp.	4,000	25,933
Feng Tay Enterprise Co. Ltd.	8,840	56,109
First Financial Holding Co. Ltd.	170,143	147,667
Fitipower Integrated Technology, Inc.	2,000	11,108
FLEXium Interconnect, Inc.	5,000	16,268
FocalTech Systems Co. Ltd.	3,000	7,686
Formosa Chemicals & Fibre Corp.	66,000	149,369
Formosa Petrochemical Corp.	27,000	75,270
Formosa Plastics Corp.	70,000	210,725
Formosa Taffeta Co. Ltd.	14,000	12,904
Foxconn Technology Co. Ltd.	16,000	29,358
Fubon Financial Holding Co. Ltd.	128,702	238,842
Genius Electronic Optical Co. Ltd.	2,000	25,436
Giant Manufacturing Co. Ltd.	5,181	30,035
Gigabyte Technology Co. Ltd.	8,000	35,167
Global Unichip Corp.	1,000	35,678
GlobalWafers Co. Ltd.	3,000	51,135
Great Wall Enterprise Co. Ltd.	10,945	18,362
HannStar Display Corp.	35,000	14,697
Highwealth Construction Corp.	22,353	30,161
HIWIN Technologies Corp.	4,479	36,851
Hon Hai Precision Industry Co. Ltd. (Foxconn)	194,600	664,206
Hotai Motor Co. Ltd.	6,000	126,267
HTC Corp. (a)	11,000	22,703
Hua Nan Financial Holdings Co. Ltd.	165,013	121,044
IBF Financial Holdings Co. Ltd.	46,037	18,624
Innolux Corp.	150,325	71,918
International Games Systems Co. Ltd.	2,000	37,615
Inventec Corp.	49,000	51,356
ITEQ Corp.	4,000	10,293
King Slide Works Co. Ltd.	1,000	12,617
King Yuan Electronics Co. Ltd.	18,000	28,698
Kings Town Bank Co. Ltd.	15,000	17,353
Kinsus Interconnect Technology Corp.	4,000	15,306
Largan Precision Co. Ltd.	2,000	142,978
Lien Hwa Industrial Corp.	14,799	27,226
Lite-On Technology Corp.	36,000	86,410
Lotes Co. Ltd.	1,045	31,494
Macronix International Co. Ltd.	32,060	36,961
Makalot Industrial Co. Ltd.	3,203	22,736
MediaTek, Inc.	26,000	672,148
Medigen Vaccine Biologics Corp.	3,448	6,542
Mega Financial Holding Co. Ltd.	178,025	192,389
Merida Industry Co. Ltd.	3,000	16,642
Micro-Star International Co. Ltd.	11,000	52,135
momo.com, Inc.	1,560	46,341
Nan Ya Plastics Corp.	91,000	231,141
Nan Ya Printed Circuit Board Corp.	3,000	28,041
Nanya Technology Corp.	18,000	39,367
Nien Made Enterprise Co. Ltd.	3,000	32,217
Novatek Microelectronics Corp.	9,000	127,528
Oneness Biotech Co. Ltd. (a)	4,000	35,127
Pegatron Corp.	33,000	75,507
Phison Electronics Corp.	3,000	38,645
Pou Chen Corp.	40,000	40,994
Powerchip Semiconductor Manufacturing Corp.	44,999	49,020
Powertech Technology, Inc.	11,000	32,851
Poya International Co. Ltd.	1,040	19,483
President Chain Store Corp.	9,000	79,534
Primax Electronics Ltd.	6,000	11,897
Qisda Corp.	26,000	27,058
Quanta Computer, Inc.	44,000	128,530
Radiant Opto-Electronics Corp.	7,000	25,400
Realtek Semiconductor Corp.	8,000	101,822
Ruentex Development Co. Ltd.	32,190	37,382
Ruentex Industries Ltd.	12,561	23,302
Shin Kong Financial Holding Co. Ltd.	241,543	66,797
Simplo Technology Co. Ltd.	3,000	29,840
SINBON Electronics Co. Ltd.	3,000	33,667
Sino-American Silicon Products, Inc.	9,000	46,203
Sinopac Financial Holdings Co.	193,621	105,559
Standard Foods Corp.	6,000	8,035
Synnex Technology International Corp.	20,000	40,236
Ta Chen Stainless Pipe Co. Ltd.	25,596	38,236
Taichung Commercial Bank Co. Ltd.	55,121	25,055
Taishin Financial Holdings Co. Ltd.	193,077	105,355
Taiwan Business Bank	101,493	44,822
Taiwan Cement Corp.	105,162	125,413
Taiwan Cooperative Financial Holding Co. Ltd.	160,429	137,372
Taiwan Fertilizer Co. Ltd.	11,000	20,206
Taiwan High Speed Rail Corp.	35,000	34,690
Taiwan Mobile Co. Ltd.	27,000	89,331
Taiwan Semiconductor Manufacturing Co. Ltd.	306,000	5,347,168
Tatung Co. Ltd. (a)	31,000	33,550
TECO Electric & Machinery Co. Ltd.	25,000	34,872
The Shanghai Commercial & Savings Bank Ltd.	77,131	118,706
Tong Hsing Electronics Industries Ltd.	2,800	18,293
Tripod Technology Corp.	7,000	25,714
Tung Ho Steel Enterprise Corp.	7,370	13,541
Uni-President Enterprises Corp.	76,000	179,148
Unimicron Technology Corp.	20,000	97,266
Union Bank of Taiwan	44,097	22,973
United Integrated Services Co.	3,000	20,829
United Microelectronics Corp.	188,000	328,045
United Renewable Energy Co. Ltd. (a)	23,248	16,019
Vanguard International Semiconductor Corp.	13,000	41,468
Voltronic Power Technology Corp.	1,000	56,781
Walsin Lihwa Corp.	40,308	64,734
Walsin Technology Corp.	5,000	15,888
Win Semiconductors Corp.	6,000	36,059
Winbond Electronics Corp.	44,000	38,388
Wistron Corp.	46,058	63,224
Wiwynn Corp.	2,000	73,990
WPG Holding Co. Ltd.	22,920	37,762
Yageo Corp.	5,571	96,836
Yang Ming Marine Transport Corp.	29,000	61,389
YFY, Inc.	19,000	16,565
Yuanta Financial Holding Co. Ltd.	199,444	146,248
Yulon Finance Corp.	4,758	28,067
TOTAL TAIWAN		16,145,077
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	4,000	24,900
Advanced Information Service PCL NVDR	13,500	84,037
Airports of Thailand PCL:
(For. Reg.) (a)	15,700	32,741
NVDR (a)	53,100	110,737
Asset World Corp. PCL NVDR	129,000	21,983
B. Grimm Power PCL:
(For. Reg.)	2,800	3,342
NVDR	12,100	14,444
Bangkok Bank PCL NVDR	9,100	40,508
Bangkok Chain Hospital PCL NVDR	17,800	10,680
Bangkok Commercial Asset Management PCL:
(For. Reg.)	3,000	1,200
NVDR	19,300	7,717
Bangkok Dusit Medical Services PCL NVDR	62,000	53,712
Bangkok Expressway and Metro PCL:
(For. Reg.)	62,100	16,136
NVDR	67,200	17,461
Bangkok Life Assurance PCL NVDR	6,600	5,427
Bank of Ayudhya PCL NVDR	26,800	22,844
Banpu PCL NVDR	53,100	16,856
Berli Jucker PCL:
(For. Reg.)	2,100	2,362
NVDR	14,500	16,312
BTS Group Holdings PCL NVDR	101,300	21,141
Bumrungrad Hospital PCL:
(For. Reg.)	500	3,320
NVDR	5,500	36,523
Carabao Group PCL:
(For. Reg.)	2,200	6,201
NVDR	5,300	14,938
Central Pattana PCL:
(For. Reg.)	200	404
NVDR	22,300	45,065
Central Plaza Hotel PCL NVDR (a)	7,800	12,839
Central Retail Corp. PCL:
(For. Reg.)	9,141	12,041
NVDR	39,600	52,161
Charoen Pokphand Foods PCL NVDR	58,600	36,459
Chularat Hospital PCL NVDR	94,400	10,036
Com7 PCL NVDR	9,900	8,891
CP ALL PCL:
(For. Reg.)	11,600	21,137
NVDR	58,600	106,778
Delta Electronics PCL NVDR	7,250	244,099
Electricity Generating PCL:
(For. Reg.)	500	2,285
NVDR	3,400	15,536
Energy Absolute PCL:
(For. Reg.)	7,900	17,637
NVDR	21,800	48,670
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	1,646	3,298
NVDR	10,500	21,038
Gulf Energy Development PCL:
(For. Reg.)	22,200	34,435
NVDR	66,500	103,149
Gunkul Engineering PCL NVDR	60,600	7,203
Hana Microelectronics PCL NVDR	9,100	13,466
Home Product Center PCL:
(For. Reg.)	9,000	3,813
NVDR	54,100	22,920
Indorama Ventures PCL NVDR	30,900	31,332
Intouch Holdings PCL NVDR	17,800	38,708
IRPC PCL:
(For. Reg.)	50,700	3,907
NVDR	113,500	8,747
Jay Mart PCL NVDR	10,000	6,759
JMT Network Services PCL:
NVDR	10,976	15,032
warrants (a)	432	46
Kasikornbank PCL NVDR	18,800	73,185
KCE Electronics PCL NVDR	9,500	12,663
Kiatnakin Bank PCL:
(For. Reg.)	1,900	3,534
NVDR	3,700	6,882
Krung Thai Bank PCL:
(For. Reg.)	9,800	4,749
NVDR	45,800	22,194
Krungthai Card PCL:
(For. Reg.)	3,600	5,739
NVDR	13,100	20,884
Land & House PCL NVDR	59,900	17,331
Minor International PCL:
warrants 2/15/24 (a)	850	90
(For. Reg.)	5,510	5,227
NVDR	36,838	34,949
Muangthai Leasing PCL:
(For. Reg.)	900	915
NVDR	10,600	10,774
Ngern Tid Lor PCL NVDR	16,046	11,814
Osotspa PCL:
(For. Reg.)	4,400	3,974
NVDR	21,000	18,966
PTT Exploration and Production PCL:
(For. Reg.)	10,300	45,421
NVDR	12,500	55,122
PTT Global Chemical PCL NVDR	28,500	38,351
PTT Oil & Retail Business PCL NVDR	52,200	32,662
PTT PCL:
(For. Reg.)	22,700	21,022
NVDR	114,000	105,572
Ratch Group PCL NVDR	7,900	8,941
SCB X PCL:
(For. Reg.)	950	2,864
NVDR	12,300	37,086
SCG Packaging PCL NVDR	19,200	26,118
Siam Cement PCL:
(For. Reg.)	1,700	15,738
NVDR	3,200	29,624
Siam Global House PCL NVDR	33,040	17,969
Singer Thailand PCL NVDR	5,600	2,967
Sri Trang Agro-Industry PCL NVDR	9,800	6,592
Sri Trang Gloves Thailand PCL NVDR	15,900	4,759
Srisawad Corp. PCL:
(For. Reg.)	800	1,246
NVDR	10,400	16,151
Thai Beverage PCL	137,200	65,054
Thai Life Insurance PCL	39,000	14,529
Thai Oil PCL:
(For. Reg.)	3,254	5,018
NVDR	10,922	16,843
Thai Union Frozen Products PCL:
(For. Reg.)	7,800	3,232
NVDR	32,300	13,383
Thanachart Capital PCL:
(For. Reg.)	2,400	3,242
NVDR	7,200	9,683
Thonburi Healthcare Group PCL NVDR	4,800	9,584
TISCO Financial Group PCL:
(For. Reg.)	2,000	5,904
NVDR	3,700	10,922
TMBThanachart Bank PCL:
(For. Reg.)	271,572	11,338
NVDR	492,256	20,552
True Corp. PCL	57,977	14,378
True Corp. PCL NVDR	168,603	41,813
VGI PCL:
warrants 5/23/27 (a)	9,690	49
(For. Reg.)	23,090	2,663
NVDR	41,600	4,798
warrants (For. Reg.) (a)	9,600	48
WHA Corp. PCL NVDR	122,600	15,506
TOTAL THAILAND		2,524,027
Turkey - 0.2%
AG Anadolu Grubu Holding A/S	1,848	8,884
Akbank TAS	47,651	42,087
Aksa Akrilik Kimya Sanayii	2,253	8,434
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,459	11,578
Arcelik A/S	2,744	16,768
Aselsan A/S	9,650	26,138
Bera Holding A/S	11,724	6,975
Bim Birlesik Magazalar A/S JSC	7,022	54,442
Coca-Cola Icecek Sanayi A/S	1,255	13,329
Dogan Sirketler Grubu Holding A/S	16,200	7,889
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	28,346	9,148
Enka Insaat ve Sanayi A/S	27,920	42,653
Eregli Demir ve Celik Fabrikalari T.A.S.	21,856	40,340
Ford Otomotiv Sanayi A/S	1,078	32,875
Haci Omer Sabanci Holding A/S	22,056	45,493
Hektas Ticaret A/S (a)	15,558	21,967
Is Gayrimenkul Yatirim Ortakligi A/S (a)	7,846	3,714
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	12,796	12,663
Koc Holding A/S	17,665	70,459
Koza Altin Isletmeleri A/S	14,721	16,579
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	3,237	6,184
Migros Turk Ticaret A/S	1,555	13,580
Otokar Otomotiv ve Savunma Sanayi A.S.	106	5,071
Pegasus Hava Tasimaciligi A/S (a)	622	14,691
Petkim Petrokimya Holding A/S (a)	20,527	14,834
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	4,699	7,497
Sok Marketler Ticaret A/S (a)	5,808	8,776
TAV Havalimanlari Holding A/S (a)	2,952	11,374
Tekfen Holding A/S	2,558	4,340
Tofas Turk Otomobil Fabrikasi A/S	2,089	20,335
Turk Hava Yollari AO (a)	12,537	77,460
Turk Traktor ve Ziraat Makinalari A/S	183	4,779
Turkcell Iletisim Hizmet A/S	18,917	31,542
Turkiye Garanti Bankasi A/S	10,003	14,530
Turkiye Halk Bankasi A/S (a)	8,966	5,166
Turkiye Is Bankasi A/S Series C	56,192	37,999
Turkiye Petrol Rafinerileri A/S	2,139	59,120
Turkiye Sise ve Cam Fabrikalari A/S	21,777	48,051
Turkiye Vakiflar Bankasi TAO (a)	11,054	5,158
Yapi ve Kredi Bankasi A/S	42,922	21,417
TOTAL TURKEY		904,319
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	47,412	107,153
Abu Dhabi Islamic Bank	22,724	61,752
Abu Dhabi National Oil Co. for Distribution PJSC	45,206	51,453
Aldar Properties PJSC	59,182	74,934
Dubai Islamic Bank Pakistan Ltd.	45,166	64,321
Emaar Properties PJSC	101,201	154,316
Emirates NBD Bank PJSC (a)	39,429	141,182
Emirates Telecommunications Corp.	56,353	338,502
First Abu Dhabi Bank PJSC	71,543	250,912
TOTAL UNITED ARAB EMIRATES		1,244,525
United Kingdom - 8.8%
3i Group PLC	15,707	327,389
Abrdn PLC	35,817	89,914
Admiral Group PLC	4,376	110,016
Anglo American PLC (United Kingdom)	21,621	719,147
Antofagasta PLC	5,614	109,491
Ashtead Group PLC	7,264	444,280
Associated British Foods PLC	5,686	136,076
AstraZeneca PLC (United Kingdom)	25,017	3,466,214
Auto Trader Group PLC (c)	15,449	117,840
Aviva PLC	45,149	225,122
BAE Systems PLC	52,017	629,205
Barclays PLC	243,654	438,554
Barratt Developments PLC	15,978	91,949
Bellway PLC	1,998	54,397
Berkeley Group Holdings PLC	1,811	93,763
BP PLC	295,034	1,864,770
British American Tobacco PLC (United Kingdom)	36,088	1,265,044
British Land Co. PLC	15,467	73,993
BT Group PLC	113,064	203,356
Bunzl PLC	5,454	205,677
Burberry Group PLC	6,540	208,632
Carnival PLC (a)	2,455	22,141
Centrica PLC	95,326	124,709
Compass Group PLC	28,734	722,130
ConvaTec Group PLC (c)	26,669	75,207
Croda International PLC	2,315	185,569
Dechra Pharmaceuticals PLC	1,834	59,954
Derwent London PLC	1,771	51,515
Diageo PLC	37,625	1,679,192
Diploma PLC	2,071	71,789
Direct Line Insurance Group PLC	22,447	38,075
DS Smith PLC	22,649	87,871
Games Workshop Group PLC	545	64,811
GSK PLC	64,691	1,143,046
Halma PLC	6,179	169,904
Hargreaves Lansdown PLC	5,685	56,062
Hikma Pharmaceuticals PLC	2,948	60,914
Howden Joinery Group PLC	9,499	81,791
HSBC Holdings PLC (United Kingdom)	322,434	2,191,424
IG Group Holdings PLC	6,910	59,541
IMI PLC	4,512	85,382
Imperial Brands PLC	15,426	354,731
Inchcape PLC	6,284	60,039
Informa PLC	24,294	207,566
InterContinental Hotel Group PLC	3,041	199,273
Intermediate Capital Group PLC	4,695	70,486
International Distributions Services PLC	12,068	33,436
Intertek Group PLC	2,656	132,794
ITV PLC	57,134	58,358
J Sainsbury PLC	28,816	99,071
JD Sports Fashion PLC	40,788	89,437
Johnson Matthey PLC	3,290	80,501
Kingfisher PLC	31,243	100,993
Land Securities Group PLC	12,336	94,532
Legal & General Group PLC	96,438	284,210
Lloyds Banking Group PLC	1,085,778	638,382
London Stock Exchange Group PLC	5,545	538,584
M&G PLC	38,188	93,275
Marks & Spencer Group PLC (a)	32,519	66,993
Mediclinic International PLC	6,343	38,657
Melrose Industries PLC	65,294	134,110
Mondi PLC	7,698	121,742
National Grid PLC	62,366	843,625
NatWest Group PLC	81,522	266,009
Next PLC	2,096	169,927
Ocado Group PLC (a)	12,074	79,686
Pearson PLC	12,003	125,611
Pennon Group PLC	4,232	45,628
Persimmon PLC	5,287	81,917
Phoenix Group Holdings PLC	13,675	92,175
Prudential PLC	44,417	608,141
Reckitt Benckiser Group PLC	11,883	904,029
RELX PLC (London Stock Exchange)	31,944	1,034,568
Rentokil Initial PLC	40,415	295,375
Rightmove PLC	14,184	98,730
Rio Tinto PLC	17,135	1,163,089
Rolls-Royce Holdings PLC (a)	135,217	249,051
RS GROUP PLC	7,688	86,683
Sage Group PLC	17,851	170,663
Schroders PLC	14,751	83,705
Segro PLC	19,615	185,737
Severn Trent PLC	4,032	143,198
Shell PLC (London)	114,789	3,271,326
Smith & Nephew PLC	14,331	198,355
Smiths Group PLC	5,653	119,701
Spectris PLC	1,786	80,615
Spirax-Sarco Engineering PLC	1,196	174,907
SSE PLC	17,058	379,401
St. James's Place PLC	8,697	129,924
Standard Chartered PLC (United Kingdom)	39,299	297,760
Tate & Lyle PLC	6,515	63,058
Taylor Wimpey PLC	59,462	87,253
Tesco PLC	119,193	390,766
The Weir Group PLC	4,264	97,785
Travis Perkins PLC	3,481	41,069
Tritax Big Box REIT PLC	29,445	50,816
Unilever PLC	42,391	2,196,661
Unite Group PLC	6,618	78,333
United Utilities Group PLC	10,838	141,719
Vodafone Group PLC	433,518	478,213
Whitbread PLC	3,323	122,445
TOTAL UNITED KINGDOM		36,530,680
United States of America - 0.2%
Coca-Cola European Partners PLC	3,265	193,255
Farfetch Ltd. Class A (a)(b)	5,589	27,442
Fiverr International Ltd. (a)	517	18,054
JFrog Ltd. (a)	932	18,360
Li Auto, Inc. ADR (a)(b)	9,130	227,794
Yum China Holdings, Inc.	6,761	428,580
TOTAL UNITED STATES OF AMERICA		913,485
TOTAL COMMON STOCKS (Cost $385,099,838)		395,795,705

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Brazil - 0.3%
Azul SA (a)	4,000	9,494
Banco Bradesco SA (PN)	86,241	224,091
Bradespar SA (PN)	4,114	21,769
Braskem SA Class A	2,900	11,077
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	4,766	34,115
Companhia Energetica de Minas Gerais (CEMIG) (PN)	23,249	52,475
Gerdau SA	17,325	86,446
Itau Unibanco Holding SA	79,000	385,613
Itausa-Investimentos Itau SA (PN)	82,796	134,278
Metalurgica Gerdau SA (PN)	10,100	23,574
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	73,800	341,448
Raizen SA	21,100	11,865
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	6,800	9,781
TOTAL BRAZIL		1,346,026
Chile - 0.1%
Embotelladora Andina SA Class B	5,321	13,723
Sociedad Quimica y Minera de Chile SA (PN-B)	2,340	187,815
TOTAL CHILE		201,538
Colombia - 0.0%
Bancolombia SA (PN)	6,987	43,779
Germany - 0.2%
Henkel AG & Co. KGaA	2,908	227,504
Porsche Automobil Holding SE (Germany)	2,498	143,403
Sartorius AG (non-vtg.)	437	183,410
Volkswagen AG	2,968	405,050
TOTAL GERMANY		959,367
Korea (South) - 0.2%
Hyundai Motor Co.	395	28,611
Hyundai Motor Co. Series 2	589	43,349
LG Chemical Ltd.	119	28,409
LG Electronics, Inc.	235	8,796
LG H & H Co. Ltd.	66	12,540
Samsung Electronics Co. Ltd.	13,435	557,051
TOTAL KOREA (SOUTH)		678,756
Russia - 0.0%
AK Transneft OAO	24	8,345
Sberbank of Russia (Russia)	15,430	115
Surgutneftegas OJSC	105,000	2,189
TOTAL RUSSIA		10,649
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,809,760)		3,240,115

Government Obligations - 0.2%
	Principal Amount (e)	Value ($)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $988,720)	1,000,000	988,811

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (g)	9,695,916	9,697,855
Fidelity Securities Lending Cash Central Fund 4.87% (g)(h)	3,099,683	3,099,993
TOTAL MONEY MARKET FUNDS (Cost $12,797,848)		12,797,848

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $402,696,166)	412,822,479
NET OTHER ASSETS (LIABILITIES) - 0.1%	505,621
NET ASSETS - 100.0%	413,328,100

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	87	Jun 2023	9,119,775	331,601	331,601
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	80	Jun 2023	3,982,000	132,333	132,333
TME S&P/TSX 60 Index Contracts (Canada)	6	Jun 2023	1,073,652	17,331	17,331

TOTAL FUTURES CONTRACTS					481,265
The notional amount of futures purchased as a percentage of Net Assets is 3.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,457,690 or 2.0% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $470,674.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	8,971,404	20,419,655	19,693,204	122,478	-	-	9,697,855	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	4,289,907	10,922,744	12,112,658	10,902	-	-	3,099,993	0.0%
Total	13,261,311	31,342,399	31,805,862	133,380	-	-	12,797,848

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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